Oppenheimer Main Street(R)Small Cap Fund
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated December 8, 2000, Revised August 1, 2001

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  November 30, 2000.  It should be read  together with the
Prospectus.  You can obtain  the  Prospectus  by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling  the  Transfer  Agent at the  toll-free  number  shown  above,  or by
downloading    it   from   the    OppenheimerFunds    Internet   web   site   at
www.oppenheimerfunds.com.

Contents

                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's  investment  Manager,  OppenheimerFunds,
Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities  will  vary over  time.  The Fund is not  required  to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

     |X|  Investments  in  Small-Cap  Equity  Securities.  The Fund  focuses its investments  in  equity  securities  of  small  cap  growth  and/or  undervalued companies. Equity securities include common stocks, preferred stocks, rights and warrants,  and securities  convertible into common stock. The Fund's investments primarily  include stocks of companies having a market  capitalization  of up to
$2.5 billion.

     The Fund can also hold a portion  of its  assets in  securities  of issuers having a larger market capitalization.  Although under normal market conditions, the Fund  will  invest at least  65% of its  total  assets in equity  securities having small market capitalization,  at times, in the Manager's view, the market may favor or  disfavor  securities  of  issuers of a  particular  capitalization range.  Therefore the Fund may focus its equity investments in securities of one or more  capitalization  ranges,  based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

     Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities may be selected for the Fund's  portfolio for defensive  purposes  (including debt  securities  that the Manager  believes may offer some  opportunities for capital  appreciation when stocks are disfavored).
Other debt securities may be selected  because they are convertible  into common stock, as discussed below in "Convertible Securities."

     |_| Over-the-Counter Securities. Securities of small capitalization issuers may be traded on securities  exchanges or in the  over-the-counter  market.  The over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity than securities exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

     Small-cap   companies   may  offer   greater   opportunities   for  capital
appreciation  than securities of large,  more  established  companies.  However, these securities also involve greater risks than securities of larger companies.
Securities  of small  capitalization  issuers  may be subject  to greater  price volatility  in general  than  securities  of  large-cap  and mid-cap  companies.
Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market  volatility,  the Fund's share price may  fluctuate more. As noted below,  the Fund limits its  investments in unseasoned  small cap issuers.

     |_| Convertible Securities. While some convertible securities are a form of debt security,  in many cases their conversion feature (allowing conversion into equity  securities)  causes them to be  regarded by the Manager  more as "equity equivalents."  As a result,  the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible  fixed debt income securities.  To determine whether convertible  securities should be regarded as "equity  equivalents," the
Manager  examines  the  following  factors:  (1)  whether,  at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common  stock of the  issuer,  (2)  whether  the  issuer  of the  convertible securities  has  restated  its  earnings  per share of  common  stock on a fully
diluted  basis   (considering  the  effect  of  conversion  of  the  convertible securities),  and (3) the  extent to which  the  convertible  security  may be a defensive  "equity  substitute,"  providing  the ability to  participate  in any appreciation in the price of the issuer's common stock.

     Convertible  securities  rank  senior  to common  stock in a  corporation's capital  structure  and  therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security will behave more like a debt  security,  and the security's price will likely  increase when interest  rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity security:  it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

     The  Fund  has no  limitations  on the  ratings  of  the  convertible  debt securities  that it can buy.  They can include  securities  that are  investment grade or below  investment  grade.  Securities that are below  investment  grade
(whether they are rated by a  nationally-recognized  rating  organization or are unrated  securities  that the Manager deems to be below  investment  grade) have greater risks of default than investment grade  securities.  Additionally,  debt securities  are subject to interest  rate risk.  Their  values tend to fall when interest  rates  rise.  The  Fund  does  not  anticipate  that it will  invest a substantial amount of its assets in these types of securities.

     |_| Rights and  Warrants.  The Fund can invest up to 5% of its total assets in warrants or rights.  That 5% limit does not apply to warrants  and rights the
Fund has acquired as part of units of  securities  or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move parallel to the prices of the  underlying  securities.
Rights are similar to  warrants,  but  normally  have a short  duration  and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

     |_| Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative"  dividend  provisions require all or a portion of prior unpaid  dividends to be paid before  dividends  can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend  exceeding the stated dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.  Preferred  stock generally has a preference over common stock on the distribution of a corporation's  assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

     |X| Foreign Securities.  Although the Fund intends to focus its investments in U.S.  securities,  it can purchase equity  securities issued or guaranteed by foreign companies.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of countries  other than the United States.
They  may  be  traded  on  foreign  securities   exchanges  or  in  the  foreign
over-the-counter markets.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations  and risks,  discussed below,  that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer growth  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.  The Fund  will  hold  foreign  currency  only in  connection  with the purchase or sale of foreign securities.

     |_| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

o    reduction of income by foreign taxes;
o    fluctuation  in value of foreign  investments  due to  changes in  currency rates or currency control regulations (for example, currency blockage);
o    transaction charges for currency exchange;
o    lack of public information about foreign issuers;
o    lack of uniform  accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o    less volume on foreign exchanges than on U.S. exchanges;
o    greater volatility and less liquidity on foreign markets than in the U.S.;
o    less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o    greater difficulties in commencing lawsuits;
o    higher brokerage commission rates than in the U.S.;
o    increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o    possibilities in some countries of  expropriation,  confiscatory  taxation,
     political,   financial  or  social   instability   or  adverse   diplomatic
     developments;  and o unfavorable  differences  between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

     |_| Special  Risks of Emerging  Markets.  Emerging and  developing  markets abroad may also  offer  special  opportunities  for  growth  investing  but have greater  risks than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

     |_| Risks of Conversion to Euro.  On January 1, 1999,  eleven  countries in the European Union adopted the euro as their official currency.  However,  their current  currencies (for example,  the franc,  the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those  countries.  A common  currency  is  expected  to confer some benefits in those markets,  by  consolidating  the  government  debt market for those  countries and reducing some currency risks and costs.  But the conversion to the new currency will affect the Fund  operationally  and also has potential  risks,  some of which are  listed  below.  Among  other  things,  the conversion will affect:

o    issuers in which the Fund  invests,  because of changes in the  competitive environment  from a consolidated  currency  market and greater  operational costs from  converting to the new currency.  This might depress  securities values.

o    vendors  the  Fund  depends  on to  carry  out  its  business,  such as its custodian  bank (which  holds the foreign  securities  the Fund buys),  the
     Manager  (which  must  price  the  Fund's  investments  to  deal  with  the conversion  to the  euro)  and  brokers,  foreign  markets  and  securities
     depositories.   If  they  are  not  prepared,  there  could  be  delays  in settlements and additional costs to the Fund.

o    exchange   contracts  and  derivatives  that  are  outstanding  during  the transition to the euro. The lack of currency rate calculations  between the affected  currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

     The Manager has upgraded  (at its  expense)  its  computer and  bookkeeping systems to deal with the conversion.  The Fund's  custodian bank has advised the
Manager of its plans to deal with the  conversion,  including how it will update its record keeping systems and handle the redenomination of outstanding  foreign debt.  The  Fund's  portfolio  manager  will also  monitor  the  effects  of the conversion  on the issuers in which the Fund  invests.  The  possible  effect of these factors on the Fund's  investments  cannot be determined with certainty at this time,  but they may reduce  the value of some of the  Fund's  holdings  and increase its operational costs.

     |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its portfolio turnover rate would have been 100% annually.  The Fund's portfolio turnover rate will  fluctuate  from  year to year,  and the Fund  does  not  expect  to have a portfolio turnover rate of more than 150% annually.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which may  reduce  its  overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective,  the Fund from time to time can employ the types of investment  strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

     |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund can  invest in securities of small, unseasoned companies. These are companies that have been in
operation  for  less  than  three  years,   including  the   operations  of  any
predecessors.  Securities  of these  companies  may be subject to  volatility in their prices.  They might have a limited trading  market,  which could adversely affect the Fund's ability to dispose of them and could reduce the price the Fund might be able to obtain for them.  Other investors that own a security issued by a small,  unseasoned issuer for which there is limited liquidity might trade the security  when  the  Fund is  attempting  to  dispose  of its  holdings  of that security.  In that case the Fund might  receive a lower  price for its  holdings than might  otherwise be obtained.  The Fund currently does not intend to invest more than 20% of its net assets in those securities.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities  transactions, or for temporary defensive purposes, as described below.

     In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Fund's Board of Trustees from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement  that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond  seven days (the Board may increase  that limit to 15%).  There is no limit on the amount of the Fund's net assets that may be subject to repurchase  agreements  having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value
of  the  collateral  must  equal  or  exceed  the  repurchase   price  to  fully
collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of  registering  restricted  securities  may be  negotiated by the Fund with the issuer at the time the Fund  buys the  securities.  When the Fund  must  arrange registration because the Fund wishes to sell the security, a considerable period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

     The Fund can also acquire restricted securities through private placements.
Those  securities have  contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the  securities  and might lower the amount the Fund could realize upon the sale.

     The Fund has limitations that apply to purchases of restricted  securities, as  stated  in the  Prospectus.  Those  percentage  restrictions  do  not  limit purchases  of  restricted  securities  that are  eligible  for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines.  Those  guidelines  take into account the trading  activity for such securities and the  availability of reliable  pricing  information,  among other factors.  If there is a lack of  trading  interest  in a  particular  Rule  144A security, the Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable within seven days.

     |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees.  These loans are limited to not more than 10% of the value of the Fund's  total  assets.  The
Fund currently does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

     There are some risks in connection with securities lending.  The Fund might experience a delay in receiving  additional  collateral  to secure a loan,  or a delay in recovery of the loaned  securities if the borrower  defaults.  The Fund must  receive  collateral  for  a  loan.  Under  current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash,  bank letters of credit,  securities of the U.S.  government or its agencies or  instrumentalities,  or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay  amounts  demanded  by the Fund if the  demand  meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities  used as  collateral,  and (c) interest on any short-term debt securities purchased with such loan collateral.  Either type of interest may be shared with the  borrower.  The Fund may also pay  reasonable finder's,  custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable  tests under the Internal Revenue
Code and must  permit  the Fund to  reacquire  loaned  securities  on five days'
notice or in time to vote on any important matter.

     |X| Borrowing  for Leverage.  The Fund has the ability to borrow from banks and/or  affiliated  investment  companies  on an  unsecured  basis to invest the borrowed funds in portfolio  securities.  This speculative technique is known as
"leverage."  The Fund may borrow only from banks  and/or  affiliated  investment companies. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets,  less its liabilities other than borrowings,  is equal to at least 300% of all borrowings (including the proposed borrowing).  If the value of the  Fund's  assets  fails to meet this 300%  asset coverage  requirement,  the Fund will reduce its debt within  three days to meet the  requirement.  To do so,  the  Fund  might  have  to sell a  portion  of its investments  at a  disadvantageous  time.  The Fund's  policy on  borrowing is a fundamental policy.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more  than  that of funds  that do not  borrow.  Currently,  the  Fund  does not contemplate using this technique, but if it does so, it will not likely do so to a substantial  degree.  The use of escrow or other  collateral  arrangements  in connection  with the  Fund's  policy on  borrowing  or  hedging  instruments  is permitted.

     |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for  liquidity  needs or for hedging  purposes.  Some  derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional  Information.  However,  the Fund does not use, and does not  currently  contemplate  using,  derivatives  or  hedging  instruments  to a significant degree.

     Some  of  the  derivative   investments  the  Fund  can  use  include  debt
exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the  issuer's  common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common  stock  might  not be as high as the  Manager expected.

     |X|  Hedging.  The Fund can use  hedging  to  attempt  to  protect  against declines  in the  market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains  in the  value  of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons. To do so, the Fund could:

|_| sell futures contracts,

|_| buy puts on futures or on securities, or

|_|  write covered  calls on  securities  or futures.  Covered calls can also be used to increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

     The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing  particular  securities.  In that case, the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

|_| buy futures, or
|_| buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase  securities on margin.  However,  the Fund can make margin  deposits in connection  with any of the hedging  instruments  permitted  by any of its other policies.

     |_| Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are called "stock index futures"),  (2) other broadly-based  securities indices (these are referred to as "financial futures")
and (3) foreign currencies (these are referred to as "forward contracts").

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases  an  index  may be  based on  stocks  of  issuers  in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  Financial futures are similar contracts based on the future value of the basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the  purchaser to take,  cash to settle the  futures  transaction.  There is no delivery  made of the  underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     No  money is paid or  received  by the  Fund on the  purchase  or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

     At any time prior to expiration of the future,  the Fund may elect to close out  its  position  by  taking  an  opposite  position,  at  which  time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures transactions,  except forward contracts, are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

     |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund  can buy  and  sell exchange-traded  and  over-the-counter  put and call  options,  including  index options, securities options, currency options,  commodities options, and options on the other types of futures described above.

     |_| Writing Covered Call Options. The Fund can write (that is, sell) calls.
If the Fund sells a call  option,  it must be covered.  That means the Fund must own the  security  subject  to the call while the call is  outstanding,  or, for certain types of calls, the call may be covered by segregating  liquid assets to enable the Fund to satisfy its  obligations if the call is exercised.  Up to 25%
of the Fund's total assets may be subject to calls the Fund writes.

     When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a  corresponding  call on the same  security  during the call  period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference  between  the  closing  price  of the call  and the  exercise  price, multiplied by a specified  multiple that  determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price,  it is likely that the call will lapse  without being exercised. In that case the Fund would keep the cash premium.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written  calls  traded on exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat  as  illiquid  (for  purposes  of  its  restriction  on  holding  illiquid securities)  the  mark-to-market  value of any OTC  option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option  transaction costs and the premium received on the call the Fund wrote is more or less  than the  price of the call the Fund  purchases  to close  out the transaction.  The Fund may  realize  a profit if the call  expires  unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal  income tax  purposes,  as are the  premiums on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

     The Fund may also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  segregating  an equivalent  dollar amount of liquid assets on its books.  The Fund will identify additional  liquid  assets  on its  books to cover  the call if the value of the identified  assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an  exercise  notice as to that  future  require  the Fund to  deliver a futures contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

     |_| Writing Put  Options.  The Fund can sell put  options.  A put option on securities  gives the purchaser the right to sell, and the writer the obligation to buy,  the  underlying  investment  at the  exercise  price  during the option period.  The Fund  will not write  puts if,  as a  result,  more than 50% of the
Fund's net assets  would be required  to be  identified  on the Fund's  books to cover such put options.

     If the Fund  writes a put,  the put must be  covered by  segregated  liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the  underlying  investment  remains  equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction  costs  incurred.  If the put is  exercised,  the  Fund  must  fulfill  its  obligation  to  purchase  the underlying  investment at the exercise price. That price will usually exceed the market value of the  investment at that time. In that case, the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will  identify on its books liquid assets with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     |_|  Purchasing  Calls and Puts.  The Fund can  purchase  calls to  protect against the  possibility  that the Fund's  portfolio will not  participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding call on the same investment  during the call period at a fixed exercise price.  The Fund benefits  only if it sells the call at a profit or if,  during the call  period, the market price of the underlying investment is above the sum of the call price plus  the  transaction  costs  and the  premium  paid  for the call and the Fund exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

     The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the Fund purchases a put, it pays a premium and,  except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on  securities or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put. If the market  price of the  underlying  investment  is equal to or above the  exercise price and, as a result,  the put is not exercised or resold, the put will become worthless  at its  expiration  date.  In that  case the Fund  will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may  sell  the put  prior to its  expiration.  That  sale may or may not be at a profit.

     When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities  market generally) rather than on price movements in individual securities or futures contracts.  The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

     |_| Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell  calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major  recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign  securities the
Fund wants to acquire.

     If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those securities may be partially  offset by purchasing  calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign  currency,  the  decline in the  dollar  value of  portfolio  securities denominated  in that  currency  might be  partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

     A call the Fund writes on a foreign  currency is "covered" if the Fund owns the  underlying  foreign  currency  covered by the call or has an  absolute  and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

     The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by  identifying  on its books  liquid assets in an amount equal to the exercise price of the option.

     |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

     The Fund's option  activities could affect its portfolio  turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund could pay a brokerage  commission each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the  exercise  of a call or put.  Those  commissions  could be  higher on a relative  basis  than  the  commissions  for  direct  purchases  or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Fund might experience  losses if it could not close out a position  because of an  illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market might advance  and the value of the  securities  held in the  Fund's  portfolio  might decline. If that occurred,  the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

     |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the
U.S. dollar and a foreign currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     The Fund may use forward  contracts to protect  against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign  currency,  or when it anticipates  receiving  dividend payments in a foreign  currency,  the Fund might  desire to  "lock-in"  the U.S.
dollar  price of the  security or the U.S.  dollar  equivalent  of the  dividend payments.  To do so,  the Fund  might  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a  "transaction  hedge." The  transaction  hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period  between the date on which the  security is  purchased  or sold or on which the payment is  declared,  and the date on which the  payments are made or received.

     The Fund could also use forward  contracts to lock in the U.S. dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that  foreign  currency  for a fixed dollar amount.

     Alternatively,  the Fund  could  enter  into a forward  contract  to sell a different  foreign  currency for a fixed U.S. dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a "cross hedge."

     The Fund will cover its short  positions in these cases by  identifying  on its books  liquid  assets  having a value equal to the  aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.

     However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a forward sale contract at a price no higher than the forward  contract price.  As another  alternative, the Fund may  purchase  a put option  permitting  the Fund to sell the amount of foreign currency  subject to a forward  purchase  contract at a price as high or higher than the forward contact price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the
security  and  deliver  foreign   currency  to  settle  the  original   purchase
obligation.  If the  market  value of the  security  is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might have to purchase  additional  foreign  currency on the "spot"  (that is, cash) market to settle the security trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated to deliver to settle the trade,  the Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

     At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security  and offset its  contractual  obligation  to deliver  the  currency  by purchasing a second contract.  Under that contract the Fund will obtain,  on the same  maturity  date,  the same amount of the  currency  that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same  amount of the same  currency  on the  maturity  date of the first contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting forward contract under either circumstance.  The gain or loss will  depend on the  extent  to which the  exchange  rate or rates  between  the currencies  involved moved between the execution dates of the first contract and offsetting contract.

     The costs to the Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the  length of the  contract  period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal  basis,  no  brokerage  fees or  commissions  are  involved.
Because these  contracts  are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur  costs in doing  so.  Foreign  exchange  dealers  do not  charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various  currencies.  Thus, a dealer might offer to sell a foreign  currency  to the Fund at one  rate,  while  offering  a lesser  rate of  exchange  if the Fund  desires to resell  that  currency to the dealer.

     |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures  and options on futures,  the Fund is required to operate within  certain  guidelines and  restrictions  with  respect  to the use of futures  as  established  by the
Commodities Futures Trading Commission (the "CFTC"). In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if the
Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.  However, under the Rule,  the Fund must limit its aggregate  initial  futures  margin and related  options  premiums  to not more than 5% of the  Fund's  net  assets  for hedging  strategies that are not considered bona fide hedging  strategies  under the Rule.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities,  including other investment  companies having the same  advisor as the Fund (or an advisor  that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions.  An exchange  may order the  liquidation  of  positions  found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily  marketable  short-term  debt  instruments in an amount equal to the market  value of the  securities  underlying  the future,  less the margin deposit applicable to it.

     |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the Fund may invest are treated as  "Section  1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40% short-term capital  gains or losses  under the Code.  However,  foreign  currency  gains or losses arising from Section 1256 contracts that are forward contracts  generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the  Fund  at the  end of  each  taxable  year  are  "marked-to-market,"  and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

     Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing  of gains  (or  losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

Under the Internal  Revenue Code,  the following  gains or losses are treated as ordinary income or loss:

(1)  gains or losses  attributable  to fluctuations in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues expenses or other  liabilities  denominated  in a foreign  currency and the time the Fund actually  collects such receivables or pays such liabilities,
     and

(2)  gains or  losses  attributable  to  fluctuations  in the value of a foreign currency between the date of acquisition of a debt security  denominated in a foreign currency or foreign  currency  forward  contracts and the date of disposition.

Currency  gains and losses are offset  against  market  gains and losses on each trade before  determining  a net  "Section  988" gain or loss under the Internal
Revenue  Code for that trade,  which may  increase or decrease the amount of the
Fund's investment income available for distribution to its shareholders.

     |X| Temporary Defensive  Investments.  When market conditions are unstable, or the  Manager  believes  it is  otherwise  appropriate  to reduce  holdings in stocks,  the Fund can  invest  in a variety  of debt  securities  for  defensive purposes. The Fund can buy:

|_|  high-quality  (rated in the top rating categories of  nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term  money market  instruments,  including those issued by the U. S.
     Treasury or other government agencies,
|_|  commercial paper  (short-term,  unsecured,  promissory notes of domestic or foreign  companies)  rated  in the  top  rating  category  of a  nationally recognized rating organization,
|_|  debt  obligations of corporate  issuers,  rated  investment grade (rated at least Baa by Moody's Investors Service,  Inc. or at least BBB by Standard &
     Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|  preferred stocks,
|_|  certificates  of deposit and bankers'  acceptances  of domestic and foreign banks and savings and loan associations, and
|_|  repurchase agreements.

     Short-term debt securities would normally be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o    67% or more of the shares  present or represented by proxy at a shareholder meeting,  if the  holders  of more than 50% of the  outstanding  shares are present or represented by proxy, or

o    more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most significant  investment  policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o    The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that issuer  or if it  would  then own more  than  10% of that  issuer's  voting securities.  The  limit  does not  apply to  securities  issued by the U.S.
     government  or any of its agencies or  instrumentalities  or  securities of other investment companies.

o    The Fund cannot make loans except (a) through  lending of  securities,  (b)
     through  the  purchase  of  debt   securities   or  similar   evidences  of
     indebtedness,   (c)  through  an  interfund   lending  program  with  other
     affiliated funds, and (d) through repurchase agreements.

o    The Fund cannot borrow other than from banks and/or  affiliated  investment companies and only to the extent that the value of the Fund's assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings (including the proposed borrowing).

o    The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry.  Obligations  of the U.S. government,  its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o    The Fund  cannot  invest in real  estate or in  interests  in real  estate.
     However,  the Fund can purchase securities of companies holding real estate or interests in real estate.

o    The Fund  cannot  invest in  physical  commodities  or  physical  commodity contracts or buy securities for speculative  short-term purposes.  However, the Fund can buy and sell any of the hedging  instruments  permitted by any of  its  other  policies.  It can  also  buy  and  sell  options,  futures, securities or other  instruments  backed by physical  commodities  or whose
     investment   return  is  linked  to  changes  in  the  price  of   physical
     commodities.

o    The Fund  cannot  underwrite  securities  of other  companies.  A permitted exception is in case it is deemed to be an underwriter under the Securities
     Act of 1933 when reselling any securities held in its own portfolio.

o    The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities for which assets of the Fund are designated
     as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
     established, to cover the related obligations. Examples of those activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and contracts  to buy or sell  derivatives,  hedging  instruments,  options  or futures.

     As a  non-fundamental  investment  policy,  the Fund can  invest all of its assets in the securities of a single open-end management  investment company for which the Manager,  one of its  subsidiaries  or a successor  is the  investment advisor or sub-advisor.  That fund must have  substantially the same fundamental investment objective, policies and limitations as the Fund. This non-fundamental policy  that  permits  the Fund to invest its assets in an  open-end  management investment  company  would  permit  the  fund  to  adopt  a  "fund-of-funds"  or
"master-feeder"  structure.  This  could  enable the Fund to take  advantage  of potential  operational  and  cost  efficiencies  in  either a  fund-of-funds  or master-feeder  structure.  The Fund  has no  present  intention  of  adopting  a fund-of-funds or master-feeder  structure. If it did so, the Prospectus and this
Statement of Additional Information would be revised accordingly.

     Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an on-going basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

     For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications set forth in
Appendix  A  to  this  Statement  of  Additional  Information.  That  is  not  a
fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund is an  open-end,  diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1999.

     The Fund is  governed  by a Board of  Trustees,  which is  responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other  action  described in the
Fund's Declaration of Trust.

     |X|  Classes  of  Shares.  The Board of  Trustees  has the  power,  without shareholder  approval,  to divide  unissued  shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently  offers five classes of shares:  Class A, Class B, Class C, Class N and Class Y. All  classes  invest in the same investment portfolio. Each class of shares:

o    has its own dividends and distributions,

o    pays certain expenses which may be different for the different classes,

o    may have a different net asset value,

o    may have separate  voting rights on matters in which interests of one class are different from  interests of another  class,  and o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     The Trustees are authorized to create new series and classes of shares. The
Trustees may reclassify  unissued shares of the Fund into  additional  series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate beneficial  interest of a shareholder in the Fund. Shares do not have cumulative voting  rights or  preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders.  The  Fund  will  hold  meetings  when  required  to do so by  the
Investment  Company  Act or  other  applicable  law.  It will  also do so when a shareholder  meeting is called by the  Trustees  or upon  proper  request of the shareholders.

     Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a  Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.
If the  Trustees  receive a request from at least 10  shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then  either  make the Fund's  shareholder  list
available  to  the  applicants  or  mail  their   communication   to  all  other
shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders for at least six months and must hold shares of the
Fund  valued  at  $25,000  or more or  constituting  at least  1% of the  Fund's outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

Trustees  and  Officers of the Fund.  The  Trustees and officers of the Fund and their principal occupations and business affiliations during the past five years are listed below.  Trustees  denoted with an asterisk (*) below are deemed to be
"interested  persons" of the Fund under the  Investment  Company Act. All of the
Trustees  are also  trustees,  directors  or  managing  general  partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves                                       Oppenheimer Select Managers
Oppenheimer Champion Income Fund                                Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                                 Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                     Oppenheimer Total Return Fund, Inc
Oppenheimer International Bond Fund                             Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                     Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                        Centennial America Fund, L.P.
Oppenheimer Main Street Funds, Inc.                             Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                        Centennial Government Trust
Oppenheimer Municipal Fund                                      Centennial Money Market Trust
Oppenheimer Real Asset Fund                                     Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
     Ms. Macaskill and Messrs. Swain, Bishop, Wixted,  Donohue, Farrar and Zack,
who are officers of the Fund,  respectively hold the same offices with the other
Denver-based  Oppenheimer  funds.  As of October  24,  2000,  the  Trustees  and officers of the Fund as a group owned less than 1% of the outstanding  shares of the Fund.  The foregoing  statement does not reflect shares held of record by an
employee   benefit  plan  for   employees  of  the  Manager  other  than  shares
beneficially owned under that plan by the officers of the Fund listed below. Ms.
Macaskill and Mr. Donohue are trustees of that plan.

James C. Swain*,  Chairman,  Chief Executive Officer and Trustee,  Age: 67. 6803
South Tucson Way, Englewood,  Colorado 80112 Vice Chairman of the Manager (since
September  1988);   formerly  President  and  a  director  of  Centennial  Asset
Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of  Shareholder  Services,  Inc., a transfer  agent  subsidiary of the
Manager.

Bridget A. Macaskill*,  President and Trustee;  Age: 52. Two World Trade Center,
New York, New York  10048-0203  Chairman  (since August 2000),  Chief  Executive
Officer  (since  September  1995) and a director  (since  December  1994) of the
Manager; President (since September 1995) and a director (since October 1990) of
Oppenheimer Acquisition Corp., the Manager's parent holding company;  President,
Chief  Executive  Officer  and a  director  (since  March  2000) of OFI  Private
Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder  Services,  Inc.  (since August 1994) and  Shareholder
Financial Services,  Inc. (since September 1995), transfer agent subsidiaries of the Manager;  President  (since  September  1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;  President and a director (since October 1997) of  OppenheimerFunds
International Ltd., an offshore fund management subsidiary of the Manager and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset  Management
Corporation  (since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.
(since July 1996),  investment  adviser  subsidiaries of the Manager; a director
(since  April 2000) of  OppenheimerFunds  Legacy  Program,  a  charitable  trust program established by the Manager; a director of Prudential  Corporation plc (a
U.K.  financial service  company);  President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

William L. Armstrong,  Trustee, Age: 63. 11 Carriage Lane,  Littleton,  Colorado
80121 Chairman of the following private mortgage banking companies: Cherry Creek
Mortgage  Company (since 1991),  Centennial State Mortgage Company (since 1994),
The El Paso Mortgage Company (since 1993),  Transland Financial  Services,  Inc.
(since 1997); Chairman of the following private companies: Frontier Real Estate,
Inc.  (residential real estate  brokerage)  (since 1994),  Frontier Title (title insurance  agency) (since 1995),  Great Frontier  Insurance  (insurance  agency)
(since 1995) and  Ambassador  Media  Corporation  (since 1984);  Director of the following public companies:  Storage Technology  Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas  drilling/production company) (since 1992),  UNUMProvident (insurance company) (since 1991); formerly
Director of  International  Family  Entertainment  (television  channel) (1992 -
1997) and Natec Resources,  Inc. (air pollution  control  equipment and services company) (1991-1995); formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 69. 10369 Clayton Road, St. Louis, Missouri 63131
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity  funds),  formerly,  until  March  2000,  Chairman,  President  and Chief
Executive  Officer of A.G. Edwards Capital,  Inc.;  formerly,  until March 1999,
Vice  Chairman and  Director of A.G.  Edwards,  Inc.  and Vice  Chairman of A.G.
Edwards & Sons,  Inc.  (its  brokerage  company  subsidiary);  until March 1999,
Chairman of A.G. Edwards Trust Company and A.G.E.  Asset Management  (investment advisor);  until March 2000, a Director of A.G.  Edwards & Sons and A.G. Edwards
Trust Company.

George C. Bowen,  Trustee,  Age: 64. 9224 Bauer Ct., Lone Tree,  Colorado  80124
Formerly (until April 1999) Mr. Bowen held the following positions:  Senior Vice
President  (from September 1987) and Treasurer (from March 1985) of the Manager;
Vice   President   (from  June  1983)  and  Treasurer   (since  March  1985)  of
OppenheimerFunds,  Distributor, Inc., a subsidiary of the Manager and the Fund's
Distributor;  Senior Vice President (since February 1992), Treasurer (since July
1991)  Assistant  Secretary and a director  (since  December 1991) of Centennial
Asset Management Corporation;  Vice President (since October 1989) and Treasurer
(since  April 1986) of  HarbourView  Asset  Management  Corporation;  President,
Treasurer and a director of Centennial  Capital  Corporation  (since June 1989);
Vice  President  and Treasurer  (since  August 1978) and Secretary  (since April
1981) of Shareholder Services, Inc.; Vice President,  Treasurer and Secretary of
Shareholder Financial Services,  Inc. (since November 1989); Assistant Treasurer of Oppenheimer  Acquisition Corp.  (since March 1998);  Treasurer of Oppenheimer
Partnership  Holdings,  Inc. (since November 1989); Vice President and Treasurer of  Oppenheimer  Real Asset  Management,  Inc.  (since July 1996);  Treasurer of
OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc (since
October 1997).

Edward L. Cameron, Trustee, Age: 62. Spring Valley Road, Morristown,  New Jersey
07960 Formerly (from  1974-1999) a partner with  PricewaterhouseCoopers  LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management
Industry Services Group (from 1994-1998).

Jon S. Fossel,  Trustee, Age: 58. P.O. Box 44, Mead Street,  Waccabuc,  New York
10597  Formerly  (until  October  1995)  Chairman and a director of the Manager;
President and a director of Oppenheimer Acquisition Corp., Shareholder Services,
Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee, Age: 60. 4975 Lakeshore Drive, Littleton,  Colorado 80123
Formerly  (until  October  1994)  Chairman  and  Chief   Executive   Officer  of
OppenheimerFunds  Services,  Chairman, Chief Executive Officer and a director of
Shareholder  Services,  Inc., Chairman,  Chief Executive Officer and director of
Shareholder Financial Services, Inc., Vice President and director of Oppenheimer
Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski,  Trustee, Age: 71. 44 Portland Drive, St. Louis, Missouri
63131 Formerly a director of Wave Technologies  International,  Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast,  Trustee,  Age: 78. 2552 East Alameda,  Denver,  Colorado  80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall,  Jr., Trustee, Age: 58. 87 Ely Road,  Longmeadow,  MA 01106
Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
President,  Chief Executive Officer and Director of SIS Bankcorp.,  Inc. and SIS
Bank (formerly Springfield Institution for Savings) (1993-1999);  Executive Vice
President (until 1999) of Peoples Heritage Financial Group,  Inc.;  Chairman and
Chief  Executive  Office of Bank of Ireland First  Holdings,  Inc. and First New
Hampshire Banks  (1990-1993);  Trustee (since 1996) of MassMutual  Institutional
Funds and of MML Series Investment Fund (open-end investment companies).

Charles Albers,  Vice President and Portfolio Manager,  Age: 59. Two World Trade
Center,  New York, New York 10048-0203  Senior Vice President (since April 1998)
of the Manager; a Certified  Financial Analyst; an officer and portfolio manager of other Oppenheimer funds;  formerly a Vice President and portfolio manager for
Guardian Investor Services, the investment management subsidiary of The Guardian
Life Insurance Company (1972 - April 1998).

Mark  Zavanelli,  Assistant Vice President and Portfolio  Manager;  Age: 29. Two
World  Trade  Center,  34th  Floor,  New York,  New York  10048  Assistant  Vice
President (since May 1998) of the Manager;  a Chartered  Financial  Analyst;  an
officer and portfolio manager of another  Oppenheimer fund. Prior to joining the
Manager  in May  1998  he was  President  of  Waterside  Capital  Management,  a
registered  investment  advisor  (August  1995 -  April  1998)  and a  financial research analyst for Elder Research (June 1997 - April 1998).

Andrew  J.  Donohue,  Age:  50.  Two World  Trade  Center,  New  York,  New York
10048-0203 Executive Vice President (since January 1993), General Counsel (since
October 1991) and a director (since  September 1995) of the Manager;;  Executive
Vice President  (since  September  1993) and a director  (since January 1992) of
OppenheimerFunds  Distributor,  Inc.; Executive Vice President,  General Counsel
and  a  director  (since   September  1995)  of  HarbourView   Asset  Management
Corporation,  Shareholder Services,  Inc., Shareholder Financial Services,  Inc.
and Oppenheimer  Partnership  Holdings,  Inc., of OFI Private Investments,  Inc.
(since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation,  (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since  September 1997) of  OppenheimerFunds  International  Ltd. and
Oppenheimer   Millennium   Funds  plc;  a  director   (since   April   2000)  of
OppenheimerFunds Legacy Program;  General Counsel (since May 1996) and Secretary
(since  April  1997) of  Oppenheimer  Acquisition  Corp.;  an  officer  of other
Oppenheimer funds.

Brian W. Wixted,  Treasurer and Principal Financial and Accounting Officer, Age:
41. 6803 South Tucson Way,  Englewood,  Colorado 80112 Senior Vice President and
Treasurer  (since  March 1999) of the Manager;  Treasurer  (since March 1999) of
HarbourView   Asset  Management   Corporation,   Shareholder   Services,   Inc.,
Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
Inc. and Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,
Inc.  (since  March  2000)  and  of  OppenheimerFunds   International  Ltd.  and
Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial
Officer  (since May 2000) of PIMCO Trust  Company;  Assistant  Treasurer  (since
March 1999) of Oppenheimer  Acquisition Corp. and of Centennial Asset Management
Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief
Operating Officer,  Bankers Trust Company - Mutual Fund Services Division (March
1995 - March  1999);  Vice  President  and Chief  Financial  Officer of CS First
Boston Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary,  Age: 52. Two World Trade Center, New York,
New York 10048-0203 Senior Vice President (since May 1985) and Associate General
Counsel  (since May 1981) of the Manager;  Assistant  Secretary  of  Shareholder
Services,  Inc. (since May 1985),  Shareholder  Financial Services,  Inc. (since
November 1989);  OppenheimerFunds  International Ltd. and Oppenheimer Millennium
Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert  J.  Bishop,  Assistant  Treasurer,  Age:  41.  6803  South  Tucson  Way,
Englewood,  Colorado 80112 Vice President of the Manager/Mutual  Fund Accounting
(since May 1996); an officer of other Oppenheimer  funds;  formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and
a Fund Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35. 6803 South Tucson Way, Englewood,
Colorado 80112 Vice President of the  Manager/Mutual  Fund Accounting (since May
1996);  Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October
1997);  an  officer of other  Oppenheimer  Funds;  formerly  an  Assistant  Vice
President of the  Manager/Mutual  Fund Accounting (April 1994 - May 1996), and a
Fund Controller of the Manager.

     |_|  Remuneration of Trustees.  The officers of the Fund and three Trustees of the Fund (Ms.  Macaskill and Mr. Swain) are  affiliated  with the Manager and receive  no salary  or fee from the Fund.  The  remaining  Trustees  of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended June 30, 2000. The  compensation  from all of the Denver-based
Oppenheimer  funds  represents  compensation  received as a  director,  trustee, managing  general  partner  or member of a  committee  of the Board  during  the calendar year 1999.

------------------------------------------- ----------------------------------- -----------------------------------
                                                        Aggregate                       Total Compensation
Trustee's Name                                         Compensation                   from all Denver-Based
and Position1                                           from Fund                       Oppenheimer Funds2
------------------------------------------- ----------------------------------- -----------------------------------
                                            ----------------------------------- -----------------------------------
William L. Armstrong                                       $ 29                              $14,542
------------------------------------------- ----------------------------------- -----------------------------------
                                            ----------------------------------- -----------------------------------
Robert G. Avis                                             $ 74                              $67,998
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
William A. Baker3                                          $ 74                              $67,998
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
George Bowen                                               $ 41                              $23,879
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Edward L. Cameron                                          $12                                $2,430
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Jon. S. Fossel
Review Committee Member                                    $ 76                              $66,586
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Sam Freedman
Review Committee Member                                    $ 81                              $73,998
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Raymond J. Kalinowski
Audit Committee Member                                     $ 79                              $73,248
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
C. Howard Kast
Chairman, Audit and Review
Committees                                                 $ 87                              $78,873
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Robert M. Kirchner
Audit Committee Member                                     $ 76                              $69,248
------------------------------------------- ----------------------------------- -----------------------------------
------------------------------------------- ----------------------------------- -----------------------------------
Ned M. Steel3                                              $ 74                              $67,998
------------------------------------------- ----------------------------------- -----------------------------------

1.   On  November  7,  2000,  shareholders  elected  the  current  Board  and an additional Trustee, F. William Marshall, Jr.
2.   For the 1999 calendar year.
3.   Effective July 1, 2000, Messrs. Baker and Steel resigned as Trustees of the
     Fund and have been appointed to the positions of "Trustee Emeritus."

     |_|  Deferred  Compensation  Plan.  The  Board of  Trustees  has  adopted a
Deferred Compensation Plan for disinterested trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee  under the plan will be  determined  based upon the  performance  of the selected funds.

     Deferral of Trustee's  fees under the plan will not  materially  affect the
Fund's assets,  liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     |_| Major  Shareholders.  As of October 24, 2000, the only person who owned of record or was known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares was Merrill Lynch Pierce Fenner & Smith, 4800
Deer  Lake  Drive  E.,  3rd  Floor,  Jacksonville,   Florida  32246,  who  owned
456,237.380  Class B shares  (representing  approximately  6.64%  of the  Fund's then-outstanding  Class B shares),  for the sole benefit of its  customers.  The
Manager is the sole shareholder of the Fund's Class Y shares.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference Room by calling the SEC at
1-202-942-8090.  The Code of Ethics  can also be  viewed  as part of the  Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     |_| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are  principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses,  share issuance costs,  certain  printing and  registration  costs and non-recurring expenses,  including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the  relative  proportion  of the Fund's net assets represented by that class.

--------------------------------------- ----------------------------------------
                                   Management Fees Paid to OppenheimerFunds,Inc.
Fiscal Year Ended:
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
06/30/001                                          $ 1,011,905
--------------------------------------- ----------------------------------------

1. For the period from 08/2/99 (commencement of operations).

     The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory agreement,  the  Manager is not liable for any loss  sustained  by reason of any investment of Fund assets made with due care and in good faith.

     The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to use  the  name  "Oppenheimer"  in connection  with other  investment  companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains  provisions  relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is  authorized by the advisory  agreement to employ  broker-dealers, including  "affiliated"  brokers,  as that  term is  defined  in the  Investment
Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research services for the
Fund and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes a good  faith determination  that the  commission  is fair and  reasonable  in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the Fund's  portfolio  transactions,  the Manager may also  consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate  brokerage  based upon  recommendations  from the  Manager's  portfolio managers. In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or  market  makers.  In transactions  on  foreign  exchanges,  the Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or for  certain  fixed-income  agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better price or  execution  can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security  on the same day from the same  dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in  accordance  with the purchase or sale orders actually placed for each account.

     Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or purchasing  principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful  only to one or more of the  advisory  accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market  quotations for portfolio  evaluations,  information  systems, computer hardware and similar products and services.  If a research service also assists the Manager in a  non-research  capacity  (such as  bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making process may be paid in commission dollars.

     The Board of  Trustees  permits the  Manager to use stated  commissions  on secondary fixed-income agency trades to obtain research if the broker represents to the  Manager  that:  (i)  the  trade  is not  from or for  the  broker's  own inventory,  (ii) the trade was  executed by the broker on an agency basis at the stated commission,  and (iii) the trade is not a riskless principal transaction.
The Board of  Trustees  permits the Manager to use  concessions  on  fixed-price offerings  to obtain  research,  in the same manner as is  permitted  for agency transactions.

     The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the Manager.  That  research  provides additional  views and  comparisons for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to the  Board  about  the  commissions  paid  to  brokers furnishing such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

------------------------------------ -------------------------------------------
Fiscal Year Ended 06/30:            Total Brokerage Commissions Paid by the Fund2
------------------------------------ -------------------------------------------
------------------------------------ -------------------------------------------
20001                                           $ 604,2413
------------------------------------ -------------------------------------------

1.   For the period from 08/2/99 (commencement of operations).
2.   Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
3.   In the fiscal year ended 06/30/00,  the amount of transactions  directed to brokers  for  research  services  was  $5,073,569  and  the  amount  of the commissions paid to broker-dealers for those services was $10,551.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's principal  underwriter in the continuous  public offering of the different  classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

  -------------- ---------------- -------------------- -------------------- ------------------- -------------------
                 Aggregate
                 Front-End        Class A              Commissions          Commissions         Commissions
  Fiscal         Sales            Front-End            on Class             on Class            on Class
  Year           Charges          Sales Charges        A Shares             B Shares            C Shares
  Ended          on Class A       Retained by          Advanced by          Advanced by         Advanced by
  06/30:         Shares           Distributor          Distributor1         Distributor1        Distributor1
  -------------- ---------------- -------------------- -------------------- ------------------- -------------------
  -------------- ---------------- -------------------- -------------------- ------------------- -------------------
      2000         $1,326,477          $ 409,675            $ 107,654          $ 2,005,132          $ 218,672
  -------------- ---------------- -------------------- -------------------- ------------------- -------------------

1.   The Distributor  advances  commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares  from its own resources at the time of sale.

  ----------------- ------------------------------- ------------------------------- -------------------------------
                    Class A Contingent              Class B Contingent              Class C Contingent
  Fiscal Year       Deferred Sales Charges          Deferred Sales Charges          Deferred Sales Charges
  Ended 06/30       Retained by Distributor         Retained by Distributor         Retained by Distributor
  ----------------- ------------------------------- ------------------------------- -------------------------------
  ----------------- ------------------------------- ------------------------------- -------------------------------
        2000                      $0                           $65,916                          $9,376
  ----------------- ------------------------------- ------------------------------- -------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for Class B,  Class C and Class N
shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

     Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates,  in their sole discretion,  from time to time, and may use their own resources (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution  and  administrative  services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments  they make from their own  resources to plan recipients.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees  or by the vote of the holders of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected  by the  amendment.  Because  Class B shares of the Fund  automatically convert into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment to the Class A Plan that would materially increase payments under the Plan.

     While the Plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The Reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each Plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class  held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the
Independent Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

     |_| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares. While the plan permits the Board to authorize  payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor  makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the  recipients or their customers.

     For the fiscal  year ended June 30,  2000  payments  made under the Class A
Plan totaled $193,  207, all of which was paid by the Distributor to recipients.
That included $16,523 paid to an affiliate of the  Distributors  parent company.
Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years. The Distributor may not use  payments  received  under the  Class A Plan to pay any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |_| Class B, Class C and Class N Service and Distribution  Plan Fees. Under
each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular  business  day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate,  whether the
Distributor's  distribution  expenses  are more or less than the amounts paid by the Fund under the plan  during the period for which the fee is paid.  The types of services that recipients  provide are similar to the services  provided under the Class A service plan, described above.

     The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in  advance.  However,  the
Distributor  currently  intends to pay the service fee to  recipients in advance for the first year after the shares are  purchased.  After the first year shares are outstanding,  the Distributor makes service fee payments  quarterly on those shares.  The  advance  payment is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for the  advanced  service fee payment.  If Class B,  Class C or Class N shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.  In cases where the Distributor is the broker of record for Class B and Class C shares, i.e. shareholder without the services of a broker  directly  invests in the Fund,  the  Distributor  will retain the  asset-based  sales  charge and  service  fee for Class B and Class C shares.

     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are outstanding.  The Distributor  retains the asset-based sales  charge  on Class N shares.  It pays the  asset-based  sales  charge as an ongoing  commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor,  the Distributor will pay the Class B,  Class C and/or  Class N service  fee and the  asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

o    pays sales  commissions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o    may finance payment of sales commissions  and/or the advance of the service fee payment to recipients  under the plans,  or may provide such  financing from its own resources or from the resources of an affiliate,
o    employs  personnel to support  distribution of Class B, Class C and Class N shares, and
o    bears the costs of sales  literature,  advertising and prospectuses  (other than  those  furnished  to  current  shareholders)  and  state  "blue  sky"
     registration fees and certain other distribution expenses.

  -----------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 6/30/00
  -----------------------------------------------------------------------------------------------------------------
                                                                       Distributor's            Distributor's
                                                                         Aggregate              Unreimbursed
                                Total               Amount              Unreimbursed            Expenses as %
                               Payments           Retained by             Expenses              of Net Assets
  Class:                      Under Plan          Distributor            Under Plan               of Class
  ----------------------- ------------------- -------------------- ----------------------- ------------------------
  ----------------------- ------------------- -------------------- ----------------------- ------------------------
  Class B Plan                 $471,651            $423,540              $2,103,698                 2.12%
  ----------------------- ------------------- -------------------- ----------------------- ------------------------
  ----------------------- ------------------- -------------------- ----------------------- ------------------------
  Class C Plan                 $199,517            $129,180               $320,041                  0.73%
  ----------------------- ------------------- -------------------- ----------------------- ------------------------

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are calculated is set forth below.  You can obtain  current  performance information  by  calling  the  Fund's  Transfer  Agent at  1-800-525-7048  or by
visiting      the      OppenheimerFunds      Internet      web      site      at
http://www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data  that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.  Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class,  if less) ending as of the most recently  ended  calendar quarter prior to the  publication  of the  advertisement  (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

|_|  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each  shareholder's account.  Your account's  performance will vary from the model  performance data if your  dividends  are  received  in cash,  or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.
|_|  An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.
|_|  The  Fund's  performance  returns  do not  reflect  the  effect of taxes on dividends and capital gains distributions.
|_|  The  principal  value  of the  Fund's  shares  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.
|_|  When an investor's shares are redeemed, they may be worth more or less than their original cost.
|_|  Total returns for any given past period  represent  historical  performance information  and are not, and should not be  considered,  a  prediction  of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  debt  investments,  the  types  of investments the Fund holds, and its operating expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P") (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment  of the  applicable  contingent deferred  sales charge is applied,  depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth  years,  2.0%  in the  fifth  year,  1.0%  in the  sixth  year  and  none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales  charge is deducted  for  returns  for  the  1-year  period.  For  Class N  shares,  the 1%
contingent  deferred  sales  charge is  deducted  for  returns  for the 18 month period. There is no sales charge on Class Y shares.

     |_| Average Annual Total Return.  The "average annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                        ERV
                    ----------- -1 = Average Annual Total Return
                          P

     |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P
                    --------------- = Total Return
                            P

     |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

  -----------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 06/30/00
  -----------------------------------------------------------------------------------------------------------------
  ------------- ----------------------- ---------------------------------------------------------------------------
                Cumulative Total                               Average Annual Total Returns
  Class     of  Returns (10 years or
  Shares        Life of Class)
  ------------- ----------------------- ---------------------------------------------------------------------------
  ------------- ----------------------- ------------------------- ------------------------- -----------------------

                                                 1-Year                5-Year or Life          10-Year or Life
  ------------- ----------------------- ------------------------- ------------------------- -----------------------
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
                After       Without     After        Without      After        Without      After      Without
                Sales       Sales       Sales        Sales        Sales        Sales        Sales      Sales
                Charge      Charge      Charge       Charge       Charge       Charge       Charge     Charge
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  Class A           39.47%1    47.98%1      N/A          N/A          N/A          N/A         N/A            N/A
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  Class B           42.08%1    47.08%1      N/A          N/A          N/A          N/A         N/A            N/A
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  Class C           46.08%1    47.08%1      N/A          N/A          N/A          N/A         N/A         N/A
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------
  Class Y           48.48%1    48.48%1      N/A          N/A          N/A          N/A         N/A            N/A
  ------------- ----------- ----------- ------------ ------------ ------------ ------------ ---------- ------------

1. Inception of Class A, Class B, Class C and Class Y: 07/02/99

Other  Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report  to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance of its classes of shares by Lipper  Analytical  Services,  Inc.
Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies,  including the Fund, and  ranks  their  performance  for  various  periods  in  categories  based  on investment  styles.  The performance of the Fund is ranked by Lipper against all other growth funds. The Lipper  performance  rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group"  indices of the  performance of all mutual funds in a category that it  monitors  and  averages  of the  performance  of  the  funds  in  particular categories.

     |_|  Morningstar  Ratings  and  Rankings.  From  time to time  the Fund may publish the ranking  and/or  star  rating of the  performance  of its classes of shares by  Morningstar,  Inc., an independent  mutual fund  monitoring  service.
Morningstar  rates  and  ranks  mutual  funds  in broad  investment  categories:
domestic  stock  funds,  international  stock  funds,  taxable  bond  funds  and municipal bond funds. The Fund is included in the domestic stock funds category.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment  return.  Investment  return  measures  a fund's (or  class's)  one-, three-,  five- and ten-year  average  annual  total  returns  (depending  on the inception of the fund or class) in excess of 90-day U.S.  Treasury  bill returns after  considering the fund's sales charges and expenses.  Risk is measured by a fund's (or class's)  performance below 90-day U.S.  Treasury bill returns.  Risk
and  investment   return  are  combined  to  produce  star  ratings   reflecting
performance  relative to the other funds in the fund's  category.  Five stars is the  "highest"  ranking (top 10% of funds in a  category),  four stars is "above average" (next 22.5%),  three stars is "average" (next 35%), two stars is "below average"  (next 22.5%) and one star is "lowest"  (bottom 10%).  The current star rating is the fund's (or class's)  overall  rating,  which is the fund's  3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating  (weighted  40%/30%/30%,  respectively), depending on the inception  date of the fund (or class).  Ratings are subject to change monthly.

     The Fund may also compare its total  return  ranking to that of other funds in its Morningstar  category, in addition to its star rating. Those total return rankings  are  percentages  from one percent to one hundred  percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that
94% of the funds in the same category performed better than it did.

     |_|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements and sales literature performance  information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors  may also wish to compare the returns on the Fund's share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From  time to time the Fund may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The  combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the fund and the total return performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

o    information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o    information about the performance of the economies of particular  countries or regions,
o    the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o    the   availability  of  different  types  of  securities  or  offerings  of securities,
o    information relating to the gross national or gross domestic product of the
     United States or other countries or regions,  comparisons of various market
     sectors  or   indices   to   demonstrate   performance,   risk,   or  other
     characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Fund.  Appendix C contains more information  about the special sales charge arrangements  offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $25.  Shares  will be  purchased  on the  regular  business  day you instruct  the  Distributor  to initiate the  Automated  Clearing  House  ("ACH")
transfer to buy the shares.  Dividends will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives federal funds for the purchase  through the ACH system  before the close of The New York
Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular  business  day. The proceeds of ACH  transfers  are normally received by the Fund 3 days after the transfers are initiated.  The  Distributor and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation  and Letters of Intent  because of the  economies of sales  efforts and reduction in expenses realized by the  Distributor,  dealers and brokers  making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

|_|  Right of  Accumulation.  To qualify for the lower sales  charge  rates that apply to larger  purchases  of Class A shares,  you and your spouse can add together:
|_|  Class  A,  Class B and  Class N shares  you  purchase  for your  individual accounts (including IRAs and 403(b) plans), or for your joint accounts,  or for trust or custodial  accounts on behalf of your children who are minors,
     and
|_|current  purchases  of Class A,  Class B and  Class N shares  of the Fund and other  Oppenheimer  funds to reduce the sales  charge rate that  applies to current purchases of Class A shares, and
|_|Class A,  Class B and Class N shares  of  Oppenheimer  funds  you  previously purchased  subject to an initial or  contingent  deferred  sales  charge to reduce  the sales  charge  rate for  current  purchases  of Class A shares, provided  that you still  hold your  investment  in one of the  Oppenheimer funds.

     A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including  one or more  employee  benefit plans of the same employer) that has multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and currently own to the value of  current  purchases  to  determine  the sales  charge  rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

     |_| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which  the  Distributor  acts  as the  distributor  or the  sub-distributor  and currently include the following:

Oppenheimer Bond Fund                                        Oppenheimer Main Street California Municipal Fund
Oppenheimer California Municipal Fund                        Oppenheimer Main Street Growth & Income Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Income Fund                              Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund                             Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund                      Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund                          Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund                      Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Value Fund                           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Discovery Fund                                   Oppenheimer Quest Balanced Value Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Enterprise Fund                                  Oppenheimer Quest Opportunity Value Fund
Oppenheimer Europe Fund                                      Oppenheimer Quest Small Cap Fund
Oppenheimer Florida Municipal Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                      Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                                      Oppenheimer Total Return Fund, Inc.
Oppenheimer High Yield Fund                                  Oppenheimer Trinity Core Fund
Oppenheimer Insured Municipal Fund                           Oppenheimer Trinity Growth Fund
Oppenheimer Intermediate Municipal Fund                      Oppenheimer Trinity Value Fund
Oppenheimer International Bond Fund                          Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                        Oppenheimer World Bond Fund
Oppenheimer International Small Company Fund                 Limited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund                            Rochester Fund Municipals
Oppenheimer Limited Term government Fund

And the following money market funds:

Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
Centennial Government Trust                                  Oppenheimer Cash Reserves
Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.

     There is an initial  sales charge on the purchase of Class A shares of each
of  the  Oppenheimer  funds  except  the  money  market  funds.   Under  certain
circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent deferred sales charge.

     |_| Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the aggregate amount of purchases of shares which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the Application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the commissions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases.  The excess commissions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of commissions paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

|_| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the  thirteen-month  Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the  thirteen-month  Letter of Intent period the total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)  Class A shares sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,
(b)  Class B shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)  Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class
     A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.
6.   Shares held in escrow hereunder will  automatically be exchanged for shares of another  fund to which an exchange is  requested,  as  described  in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares  directly from a bank  account,  you must  enclose a check  (the  minimum  is $25) for the initial purchase with your  application.  Shares purchased by Asset Builder Plan payments  from bank  accounts  are subject to the  redemption  restrictions  for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account  will be debited  automatically.  Normally,  the debit will be made two  business  days  prior to the  investment  dates you  selected  on your
Application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  Retirement  Plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix C to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc. or an independent  record keeper that has a contract or special  arrangement  with  Merrill  Lynch.  If on the date the plan  sponsor signed the Merrill Lynch record keeping service agreement the plan has less than
$3 million in assets (other than assets invested in money market funds) invested in applicable  investments,  then the retirement  plan may purchase only Class B shares of the  Oppenheimer  funds.  Any  retirement  plans in that category that currently  invest in Class B shares of the Fund will have  their  Class B shares converted to Class A shares of the Fund when the Plan's  applicable  investments reach $5 million.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset  value of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C, Class N or Class Y shares and the  dividends  payable on Class B, Class
C,  Class N or Class Y shares  will be  reduced by  incremental  expenses  borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and  asset-based  sales  charge on Class B, Class C and Class N shares is the same as that of the initial  sales charge on Class A shares - to  compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive  different  levels of  compensation for selling one class of shares than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     |_| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares  after six  years is not  treated  as a taxable  event for the shareholder.  If  those  laws or the IRS  interpretation  of those  laws  should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |_|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o    to all rollover IRAs,

o    to  all  direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
     Ascender retirement plans,

o    to all trustee-to-trustee IRA transfers,

o    to all 90-24 type 403(b) transfers,

o    to Group  Retirement  Plans (as defined in Appendix C to this  Statement of
     Additional  Information)  which have entered into a special  agreement with the Distributor for that purpose,

o    to  Retirement  Plans  qualified  under  Sections  401(a)  or 401(k) of the
     Internal  Revenue Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,

o    to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o    to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that  pay  for the purchase  with the  redemption  proceeds  of Class A shares  of one or more
     Oppenheimer funds.

     |_|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset  value of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of
The New  York  Stock  Exchange  on each  day that  the  Exchange  is  open.  The calculation is done by dividing the value of the Fund's net assets  attributable to a class by the  number of  shares of that  class  that are  outstanding.  The
Exchange  normally  closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling before a holiday).  The  Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day, Presidents' Day,
Martin Luther King, Jr. Day, Good Friday,  Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays)  or after 4:00 P.M. on a regular  business  day.  The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio  securities may change  significantly on these days, when shareholders may not purchase or redeem shares.  Additionally,  trading on European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of The New York  Stock  Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the
Manager  determines  that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

     |_|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

|_| Equity  securities  traded on a U.S.  securities  exchange  or on NASDAQ are valued as follows:

(1)  if last sale information is regularly reported, they are valued at the last reported sale price on the  principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or

(2)  if last sale  information  is not available on a valuation  date,  they are valued at the last reported sale price  preceding the valuation  date if it is  within  the  spread of the  closing  "bid"  and  "asked"  prices on the valuation  date or, if not,  at the closing  "bid"  price on the  valuation date.
|_|  Equity  securities  traded  on a  foreign  securities  exchange generally are valued in one of the following ways:

(1)  at the last sale price  available  to the pricing  service  approved by the
     Board of Trustees, or

(2)  at the last sale  price  obtained  by the  Manager  from the  report of the principal  exchange  on which the  security  is traded at its last  trading session on or immediately before the valuation date, or

(3)  at the  mean  between  the  "bid"  and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis of reasonable inquiry, from two market makers in the security.

|_| Long-term debt securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices  determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

|_| The  following  securities  are  valued  at the mean  between  the "bid" and
"asked" prices  determined by a pricing service  approved by the Fund's Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of reasonable inquiry:

(1)  debt instruments that have a maturity of more than 397 days when issued,
(2)  debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)  non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

|_| The following  securities are valued at cost,  adjusted for  amortization of premiums and accretion of discounts:
(1)  money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and
(2)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

|_| Securities  (including restricted  securities) not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the  Prospectus.
The information below provides  additional  information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

|_|  Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or

|_|  Class B shares that were subject to the Class B contingent  deferred  sales charge when  redeemed.  The  reinvestment  may be made without sales charge only in Class A shares  of the Fund or any of the other  Oppenheimer  funds into which  shares of the Fund are  exchangeable  as  described  in "How to
     Exchange  Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent receives the  reinvestment  order.  The shareholder  must ask the Transfer  Agent for that privilege at the time of reinvestment.  This  privilege does not apply to Class C or Class Y shares.
     The Fund may amend,  suspend or cease offering this reinvestment  privilege at any  time as to  shares  redeemed  after  the  date  of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is  ordinarily  made in cash.  However,  the Board of Trustees of the
Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders of the Fund to make payment of a redemption order wholly or partly in cash.  In that case,  the Fund may pay the  redemption  proceeds in whole or in part by a  distribution  "in  kind" of  liquid  securities  from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial  plans,  401(k) plans or
pension   or   profit-sharing   plans   should   be   addressed   to   "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)  state the reason for the distribution;
(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants      (other      than      self-employed      persons)      in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so  earlier  on  some  days.  Additionally,  the  order  must  have  been transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  Account
Application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the Account
Application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish  withdrawal plans, because of the imposition of the contingent  deferred sales charge on such  withdrawals  (except where the contingent  deferred  sales  charge is waived as described in Appendix C to this
Statement of Additional Information.

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes by calling the Distributor at 1.800.525.7048.

o    All of the Oppenheimer funds currently offer Class A, B and C shares except
     Oppenheimer  Money  Market  Fund,  Inc.,  Centennial  Money  Market  Trust,
     Centennial Tax Exempt Trust,  Centennial  Government Trust,  Centennial New
     York  Tax  Exempt  Trust,  Centennial  California  Tax  Exempt  Trust,  and
     Centennial America Fund, L.P., which only offer Class A shares.
o    Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are generally available only by exchange from the same class of shares of other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o    Only certain  Oppenheimer  funds  currently  offer Class Y shares.  Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.
o    Only certain  Oppenheimer  funds currently offer Class N shares,  which are only offered to retirement  plans as described in the  Prospectus.  Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o    Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only  for  Class A  shares  of  other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer  Money Market Fund or Oppenheimer Cash
     Reserves acquired by exchange of Class M shares.
o    Class A shares of Senior  Floating  Rate Fund are not available by exchange of Class A shares  of other  Oppenheimer  funds.  Class A shares  of Senior
     Floating Rate Fund that are  exchanged for shares of the other  Oppenheimer funds may not be exchanged back for Class A shares of Senior  Floating Rate
     Fund.
o    Class X shares of Limited  Term New York  Municipal  Fund can be  exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o    Shares of Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
     Oppenheimer  Limited-Term  Government  Fund.  Only  participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
     Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o    Class A shares of Oppenheimer  Senior  Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of
     Oppenheimer  Cash  Reserves.  If any Class A shares of another  Oppenheimer fund that are exchanged for Class A shares of Oppenheimer  Senior  Floating
     Rate Fund are subject to the Class A  contingent  deferred  sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class
     A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange.
     The Class A shares of  Oppenheimer  Senior  Floating  Rate Fund acquired in that  exchange  will be subject to the Class A Early  Withdrawal  Charge of
     Oppenheimer  Senior Floating Rate Fund if they are  repurchased  before the expiration of the holding period.
o    Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers
     Mercury  Advisors S&P Index Fund and Oppenheimer  Select Managers QM Active
     Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other  Oppenheimer  funds held by retirement plans.

Class A shares of  Oppenheimer  funds may be  exchanged  at net asset  value for shares of any money market fund offered by the Distributor.  Shares of any money market fund  purchased  without a sales  charge may be  exchanged  for shares of
Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
They may also be used to  purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.

     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds  of shares of other  mutual  funds  (other  than  funds  managed by the
Manager or its subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that  privilege,  the investor or the investor's  dealer must notify the  Distributor  of  eligibility  for this  privilege at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If  requested,  they must supply proof of entitlement to this privilege.

     Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |_| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent  deferred  sales  charge.  However,  when Class A shares acquired  by  exchange of Class A shares of other  Oppenheimer  funds  purchased subject to a Class A contingent  deferred  sales  charge are redeemed  within 18 months of the end of the calendar month of the initial purchase of the exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  The Class B  contingent  deferred  sales charge is imposed on
Class B shares  acquired by exchange if they are redeemed  within 6 years of the initial  purchase  of the  exchanged  Class B  shares.  The  Class C  contingent deferred sales charge is imposed on Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged Class C shares.  With  respect to Class N shares,  if you redeem your  shares  within 18 months of the retirement plan's first purchase or the retirement plan eliminates the Fund as a plan  investment  option within 18 months of selecting the Fund, a
1% contingent deferred sales charge will be imposed on the plan.

     When  Class B or Class C shares are  redeemed  to effect an  exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent  deferred sales charge will be followed in determining  the order in which the shares are exchanged.  Before  exchanging shares,  shareholders  should take into  account how the exchange may affect any contingent  deferred  sales  charge  that  might be  imposed  in the  subsequent redemption  of remaining  shares.  Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

     |_| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |_| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  Prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |_| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.  When you exchange some or all of your shares from one fund to another, any  special  account  feature  such  as an  Asset  Builder  Plan  or  Automatic
Withdrawal  Plan,  will be switched to the new fund account  unless you tell the
Transfer Agent not to do so. However,  special  redemption and exchange features such as  Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans  cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

     Under  certain tax rules,  the Fund may be required to include an amount in income with respect to a security even though the Fund does not receive payments in cash  attributable to such income in respect of the security during the year.
For example,  a Portfolio may be required to accrue a portion of any discount at which it purchases a debt security as income in each year.  In addition,  if the
Fund invests in any equity  security of a non-U.S.  corporation  classified as a
"passive foreign investment  company" for U.S. tax purposes,  the application of certain  technical tax provisions  applying to investments in such companies may result in the Fund being  required to accrue  income in respect of the  security without any receipt of cash  attributable to such income. To the extent that the
Fund invests in any securities  producing such "phantom  income",  the Fund will nonetheless be required to make income  distributions  of such phantom income in order to avoid  taxation of such income at the Fund  level.  Such  distributions will be required to be made from available cash of the Fund or by liquidation of
Fund  securities  if  necessary.  If a  distribution  of cash  necessitates  the liquidation  of  Fund  securities  if  necessary.  If  a  distribution  of  cash necessitates the liquidation of Fund securities,  the Fund may realize a gain or loss from such sales. Any net capital gains realized from such  transactions may result in larger capital gain  distributions  (if any) to shareholders than they would have received in the absence of such transactions.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any  dividends  or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B and Class C shares are expected to be lower than  dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales  charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions.  The Federal tax treatment of the Fund's dividends and capital gains  distributions is briefly  highlighted in the Prospectus.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     Under the Internal  Revenue Code,  by December 31 each year,  the Fund must distribute  98% of its taxable  investment  income earned from January 1 through
December  31 of that year and 98% of its  capital  gains  realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet those requirements.  However, the
Board of Trustees and the Manager might  determine in a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     The Fund intends to qualify as a "regulated  investment  company" under the
Internal  Revenue Code  (although  it reserves  the right not to qualify).  That qualification enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them.  This avoids a double tax on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the shareholder is otherwise  exempt from tax). If the Fund qualifies as a "regulated  investment  company" under the
Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions.  The Internal Revenue Code contains a number of complex tests relating to qualification  which the Fund might not meet in any particular year. If it did not so qualify,  the Fund would be treated for tax  purposes  as an  ordinary  corporation  and  receive no tax  deduction  for payments made to shareholders.

     If prior  distributions  made by the  Fund  must be  re-characterized  as a non-taxable  return of capital at the end of the fiscal  year as a result of the effect of the Fund's  investment  policies,  they will be  identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another Fund.  Shareholders  of the Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It acts on an "at-cost" basis. It also
acts  as  shareholder   servicing  agent  for  the  other   Oppenheimer   funds.
Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the custodian of the Fund's assets.  The custodian  bank's  responsibilities  include  safeguarding  and  controlling the
Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the  practice of the Fund to deal with the  custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its  affiliates.  The Fund's  cash  balances  with the custodian in excess of $100,000 are not protected by Federal deposit  insurance.
Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the
Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors  for the  Manager  and certain  other funds advised by the Manager and its affiliates.

 ===============================================================================
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
 OF OPPENHEIMER MAIN STREET SMALL CAP FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2000, and the related statement of operations for the period then ended, the statement of changes in net assets for the period ended June
 30, 2000, and the financial highlights for the period August 2, 1999
 (commencement of operations), to June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Main Street Small Cap Fund as of June 30, 2000, the results of its operations for the period then ended, the changes in net assets for the period ended June 30, 2000, and the financial highlights for the period August 2, 1999
 (commencement of operations), to June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

 DELOITTE & TOUCHE LLP

 Denver, Colorado
 July 24, 2000

STATEMENT OF INVESTMENTS June 30, 2000

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 COMMON STOCKS--98.5%
-----------------------------------------------------------------------------------
 BASIC MATERIALS--2.9%
-----------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Bush Boake Allen, Inc.(1)                                   22,000     $  962,500
-----------------------------------------------------------------------------------
 Cambrex Corp.                                               17,000        765,000
-----------------------------------------------------------------------------------
 Georgia Gulf Corp.                                          27,000        561,937
-----------------------------------------------------------------------------------
 NOVA Chemicals Corp.                                        15,000        322,500
-----------------------------------------------------------------------------------
 SCP Pool Corp.(1)                                           66,000      1,551,000
-----------------------------------------------------------------------------------
 Spartech Corp.                                              10,000        270,000
                                                                        -----------
                                                                         4,432,937

-----------------------------------------------------------------------------------
 METALS--0.7%
 CIRCOR International, Inc.                                  75,000        614,062
-----------------------------------------------------------------------------------
 Lone Star Technologies, Inc.(1)                             28,000      1,295,000
                                                                        -----------
                                                                         1,909,062

-----------------------------------------------------------------------------------
 PAPER--0.6%
 Longview Fibre Co.                                          37,000        409,312
-----------------------------------------------------------------------------------
 Pactiv Corp.(1)                                             70,000        551,250
-----------------------------------------------------------------------------------
 Pope & Talbort, Inc.                                        45,000        720,000
-----------------------------------------------------------------------------------
 Rayonier, Inc.                                               4,300        154,262
-----------------------------------------------------------------------------------
                                                                         1,834,824

-----------------------------------------------------------------------------------
 CAPITAL GOODS--17.3%
-----------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.7%
 Alliant Techsystems, Inc.(1)                                12,000        809,250
-----------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                        32,000      1,826,000
-----------------------------------------------------------------------------------
 Precision Castparts Corp.                                   20,000        905,000
-----------------------------------------------------------------------------------
 Teledyne Technologies, Inc.(1)                              70,000      1,172,500
                                                                        -----------
                                                                         4,712,750

-----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.0%
 C-Cube Microsystems, Inc.(1)                                20,000        392,500
-----------------------------------------------------------------------------------
 GaSonics International Corp.(1)                             20,000        788,750
-----------------------------------------------------------------------------------
 Kemet Corp.(1)                                              16,000        401,000
-----------------------------------------------------------------------------------
 Littlefuse, Inc.(1)                                         30,000      1,470,000
-----------------------------------------------------------------------------------
 Technitrol, Inc.                                            27,000      2,615,625
                                                                        -----------
                                                                         5,667,875

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------

 INDUSTRIAL SERVICES--6.2%
 Administaff, Inc.(1)                                        16,000    $ 1,016,000
-----------------------------------------------------------------------------------
 Advanced Marketing Services, Inc.                           81,500      1,502,656
-----------------------------------------------------------------------------------
 Coflexip SA, Sponsored ADR                                  21,000      1,270,500
-----------------------------------------------------------------------------------
 Electroglas, Inc.(1)                                        35,000        752,500
-----------------------------------------------------------------------------------
 Excel Technology, Inc.(1)                                   48,000      2,415,000
-----------------------------------------------------------------------------------
 Forrester Research, Inc.(1)                                  8,000        582,500
-----------------------------------------------------------------------------------
 Graco, Inc.                                                 18,100        588,250
-----------------------------------------------------------------------------------
 Granite Construction, Inc.                                  20,000        490,000
-----------------------------------------------------------------------------------
 Helix Technology Corp.                                      20,000        780,000
-----------------------------------------------------------------------------------
 Insituform Technologies, Inc., Cl. A(1)                     35,300        957,512
-----------------------------------------------------------------------------------
 Keynote Systems, Inc.(1)                                     5,000        352,812
-----------------------------------------------------------------------------------
 Manhattan Associates, Inc.(1)                               10,000        250,000
-----------------------------------------------------------------------------------
 META Group, Inc.(1)                                         10,000        192,500
-----------------------------------------------------------------------------------
 National Computer Systems, Inc.                             17,500        861,875
-----------------------------------------------------------------------------------
 Pason Systems, Inc.(1)                                      40,000        242,964
-----------------------------------------------------------------------------------
 Planar Systems, Inc.(1)                                     20,000        258,750
-----------------------------------------------------------------------------------
 Quanta Services, Inc.(1)                                    43,500      2,392,500
-----------------------------------------------------------------------------------
 Startek, Inc.(1)                                            27,000      1,360,125
-----------------------------------------------------------------------------------
 Teekay Shipping Corp.                                       10,000        328,750
-----------------------------------------------------------------------------------
 United Stationers, Inc.(1)                                  10,000        323,750
-----------------------------------------------------------------------------------
 Zomax, Inc.(1)                                              50,000        656,250
                                                                       ------------
                                                                        17,575,194

-----------------------------------------------------------------------------------
 MANUFACTURING--7.4%
 Asyst Technologies, Inc.(1)                                 29,000        993,250
-----------------------------------------------------------------------------------
 Brooks Automation, Inc.(1)                                  10,000        639,375
-----------------------------------------------------------------------------------
 Cognex Corp.(1)                                             16,500        853,875
-----------------------------------------------------------------------------------
 Coherent, Inc.(1)                                           25,000      2,096,875
-----------------------------------------------------------------------------------
 Columbia Sportswear Co.(1)                                  16,000        430,000
-----------------------------------------------------------------------------------
 CoorsTek, Inc.(1)                                           15,000        690,000
-----------------------------------------------------------------------------------
 Credence Systems Corp.(1)                                   20,000      1,103,750
-----------------------------------------------------------------------------------
 CTS Corp.                                                    6,300        283,500
-----------------------------------------------------------------------------------
 Cuno, Inc.(1)                                               10,000        231,250
-----------------------------------------------------------------------------------
 FSI International, Inc.(1)                                  20,000        433,750
-----------------------------------------------------------------------------------
 GSI Lumonics, Inc.(1)                                       47,000      1,650,875

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 MANUFACTURING Continued
 Imation Corp.(1)                                            30,600    $   898,875
-----------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc.(1)                         23,000      1,365,625
-----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                    14,000        292,250
-----------------------------------------------------------------------------------
 Maverick Tube Corp.(1)                                      20,000        582,500
-----------------------------------------------------------------------------------
 Measurement Specialties, Inc.(1)                            37,000      1,419,875
-----------------------------------------------------------------------------------
 Oakley, Inc.(1)                                             66,000        759,000
-----------------------------------------------------------------------------------
 Paxar Corp.(1)                                              20,000        238,750
-----------------------------------------------------------------------------------
 Photon Dynamics, Inc.(1)                                     8,000        597,500
-----------------------------------------------------------------------------------
 Plexus Corp.(1)                                              9,000      1,017,000
-----------------------------------------------------------------------------------
 PRI Automation, Inc.(1)                                      5,000        326,953
-----------------------------------------------------------------------------------
 Robotic Vision System, Inc.(1)                              35,000        630,000
-----------------------------------------------------------------------------------
 Rudolph Technologies, Inc.(1)                                8,000        310,000
-----------------------------------------------------------------------------------
 SLI, Inc.                                                   35,000        424,375
-----------------------------------------------------------------------------------
 Three-Five Systems, Inc.(1)                                 48,000      2,832,000
                                                                       ------------
                                                                        21,101,203

-----------------------------------------------------------------------------------
 COMMUNICATION SERVICES--5.5%
-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--4.5%
 Accelerated Networks, Inc.(1)                                7,600        320,625
-----------------------------------------------------------------------------------
 ADTRAN, Inc.(1)                                             17,000      1,017,875
-----------------------------------------------------------------------------------
 Applied Signal Technology, Inc.                             50,000        578,125
-----------------------------------------------------------------------------------
 C&D Technologies, Inc.                                      52,000      2,938,000
-----------------------------------------------------------------------------------
 Corsair Communications, Inc.(1)                             51,000      1,466,250
-----------------------------------------------------------------------------------
 CT Communications, Inc.                                     21,000        597,187
-----------------------------------------------------------------------------------
 Lightbridge, Inc.(1)                                        20,000        477,500
-----------------------------------------------------------------------------------
 MasTec, Inc.(1)                                             16,500        630,094
-----------------------------------------------------------------------------------
 NICE Systems Ltd., Sponsored ADR(1)                         10,000        771,875
-----------------------------------------------------------------------------------
 SymmetriCom, Inc.(1)                                        53,000      1,338,250
-----------------------------------------------------------------------------------
 Tollgrade Communications, Inc.(1)                           19,000      2,517,500
-----------------------------------------------------------------------------------
 Tut Systems, Inc.(1)                                         5,000        286,875
                                                                       ------------
                                                                        12,940,156

-----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--0.9%
 Centigram Communications Corp.(1)                           60,000      1,533,750
-----------------------------------------------------------------------------------
 EMS Technologies, Inc.(1)                                   28,000        504,000
-----------------------------------------------------------------------------------
 Price Communications Corp.(1)                               22,130        521,438
                                                                       ------------
                                                                         2,559,188

-----------------------------------------------------------------------------------
 TELEPHONE UTILITIES--0.1%
 OCI Communications, Inc., Cl. B(1)                          30,000        215,631

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------

 CONSUMER CYCLICALS--10.2%
-----------------------------------------------------------------------------------
 AUTOS & HOUSING--1.8%
 Carlisle Cos., Inc.                                         25,000     $1,125,000
-----------------------------------------------------------------------------------
 Fastenal Co.                                                13,000        658,125
-----------------------------------------------------------------------------------
 NVR, Inc.(1)                                                 6,500        370,500
-----------------------------------------------------------------------------------
 Salton, Inc.(1)                                             38,000      1,401,250
-----------------------------------------------------------------------------------
 Southdown, Inc.                                             11,000        635,250
-----------------------------------------------------------------------------------
 Superior Industries International, Inc.                     19,000        489,250
-----------------------------------------------------------------------------------
 Trex Co., Inc.(1)                                            6,000        300,000
                                                                        -----------
                                                                         4,979,375

-----------------------------------------------------------------------------------
 CONSUMER SERVICES--1.5%
-----------------------------------------------------------------------------------
 Advo, Inc.(1)                                               38,000      1,596,000
-----------------------------------------------------------------------------------
 Grey Advertising, Inc.                                       1,000        520,000
-----------------------------------------------------------------------------------
 Heidrick & Struggles International, Inc.(1)                  1,000         63,125
-----------------------------------------------------------------------------------
 On Assignment, Inc.(1)                                      67,000      2,043,500
                                                                        -----------
                                                                         4,222,625

-----------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--0.7%
 Argosy Gaming Co.(1)                                        15,000        215,625
-----------------------------------------------------------------------------------
 Crestline Capital Corp.(1)                                  10,000        170,625
-----------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.(1)                              90,000      1,220,625
-----------------------------------------------------------------------------------
 Station Casinos, Inc.(1)                                    20,000        500,000
                                                                        -----------
                                                                         2,106,875

-----------------------------------------------------------------------------------
 MEDIA--1.0%
 Penton Media, Inc.                                          26,000        910,000
-----------------------------------------------------------------------------------
 R.H. Donnelley Corp.                                        35,200        682,000
-----------------------------------------------------------------------------------
 Scholastic Corp.(1)                                         20,000      1,222,500
                                                                        -----------
                                                                         2,814,500

-----------------------------------------------------------------------------------
 RETAIL: SPECIALTY--3.9%
 1-800 CONTACTS, Inc.(1)                                     13,000        611,000
-----------------------------------------------------------------------------------
 Braun's Fashions Corp.(1)                                   62,500      2,292,969
-----------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                          40,000      1,280,000
-----------------------------------------------------------------------------------
 Insight Enterprises, Inc.(1)                                15,000        889,687
-----------------------------------------------------------------------------------
 Justin Industries, Inc.                                     25,000        546,875
-----------------------------------------------------------------------------------
 Michaels Stores, Inc.(1)                                    20,000        916,250
-----------------------------------------------------------------------------------
 PC Connection, Inc.(1)                                      22,500      1,282,500

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 RETAIL: SPECIALTY Continued
 Pier 1 Imports, Inc.                                       110,000    $ 1,072,500
-----------------------------------------------------------------------------------
 Timberland Co., Cl. A(1)                                    23,000      1,628,687
-----------------------------------------------------------------------------------
 Yankee Candle, Inc. (The)(1)                                18,000        389,250
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                                5,500        200,750
                                                                       ------------
                                                                        11,110,468

-----------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--1.3%
 Gildan Activewear, Inc., Cl. A(1)                           27,000        992,250
-----------------------------------------------------------------------------------
 Guess ?, Inc.(1)                                            37,000        518,000
-----------------------------------------------------------------------------------
 Kenneth Cole Productions, Inc., Cl. A(1)                    27,000      1,080,000
-----------------------------------------------------------------------------------
 Steven Madden Ltd.(1)                                       60,000        393,750
-----------------------------------------------------------------------------------
 Too, Inc.(1)                                                30,000        763,125
                                                                       ------------
                                                                         3,747,125

-----------------------------------------------------------------------------------
 CONSUMER STAPLES--4.1%
-----------------------------------------------------------------------------------
 BEVERAGES--0.2%
 Canandaigua Brands, Inc., Cl. A(1)                          11,000        554,812
-----------------------------------------------------------------------------------
 EDUCATION--1.1%
 Career Education Corp.(1)                                    7,000        339,500
-----------------------------------------------------------------------------------
 Learning Tree International, Inc.(1)                        45,000      2,756,250
                                                                       ------------
                                                                         3,095,750

-----------------------------------------------------------------------------------
 ENTERTAINMENT--1.7%
 Applebee's International, Inc.                              31,300        948,781
-----------------------------------------------------------------------------------
 Aztar Corp.(1)                                              25,000        387,500
-----------------------------------------------------------------------------------
 Brinker International, Inc.(1)                              12,000        351,000
-----------------------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                                  27,000        691,875
-----------------------------------------------------------------------------------
 Cheesecake Factory (The)(1)                                 22,500        618,750
-----------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                          13,000        415,187
-----------------------------------------------------------------------------------
 Rare Hospitality International, Inc.(1)                     31,000        875,750
-----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                          44,000        552,750
                                                                       ------------
                                                                         4,841,593

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 FOOD--1.0%
 Green Mountain Coffee, Inc.(1)                              27,200     $  474,300
-----------------------------------------------------------------------------------
 NBTY, Inc.(1)                                               82,000        522,750
-----------------------------------------------------------------------------------
 Performance Food Group Co.(1)                               30,000        960,000
-----------------------------------------------------------------------------------
 Suiza Foods Corp.(1)                                        17,000        830,875
                                                                        -----------
                                                                         2,787,925

-----------------------------------------------------------------------------------
 HOUSEHOLD GOODS--0.1%
 Water Pik Technologies, Inc.(1)                             65,000        406,250

-----------------------------------------------------------------------------------
 ENERGY--13.5%
-----------------------------------------------------------------------------------
 ENERGY SERVICES--2.8%
 Cabot Oil & Gas Corp., Cl. A                                40,000        847,500
-----------------------------------------------------------------------------------
 Cal Dive International, Inc.(1)                             15,000        812,812
-----------------------------------------------------------------------------------
 Cross Timbers Oil Co.                                       85,000      1,880,625
-----------------------------------------------------------------------------------
 Grey Wolf, Inc.(1)                                         150,000        750,000
-----------------------------------------------------------------------------------
 Gulf Island Fabrication, Inc.(1)                            25,000        425,000
-----------------------------------------------------------------------------------
 Pogo Producing Co.                                          10,000        221,250
-----------------------------------------------------------------------------------
 Rowan Cos., Inc.(1)                                         30,000        911,250
-----------------------------------------------------------------------------------
 St. Mary Land & Exploration Co.                             45,000      1,892,812
-----------------------------------------------------------------------------------
 Superior Energy Services, Inc.(1)                           31,000        321,625
                                                                        -----------
                                                                         8,062,874

-----------------------------------------------------------------------------------
 OIL: DOMESTIC--6.0%
 Barrett Resources Corp.(1)                                  15,000        456,562
-----------------------------------------------------------------------------------
 Berry Petroleum Co., Cl. A                                  25,000        425,000
-----------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                        14,000        322,875
-----------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                     73,000      1,085,875
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1)                             4,300         82,999
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1)                            40,100        764,406
-----------------------------------------------------------------------------------
 Frontier Oil Corp.(1)                                      123,800        990,400
-----------------------------------------------------------------------------------
 Genesis Exploration Ltd.(1)                                150,000      1,113,586
-----------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                     30,000      1,121,250
-----------------------------------------------------------------------------------
 HS Resources, Inc.(1)                                       30,000        900,000
-----------------------------------------------------------------------------------
 Key Production Co., Inc.(1)                                 15,600        273,000
-----------------------------------------------------------------------------------
 Louis Dreyfus Natural Gas Corp.(1)                          10,000        313,125
-----------------------------------------------------------------------------------
 Mitchell Energy & Development Corp., Cl. B                  56,000      1,799,000
-----------------------------------------------------------------------------------
 Newfield Exploration Co.(1)                                 18,000        704,250

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 OIL: DOMESTIC Continued
 Noble Affiliates, Inc.                                      12,000    $   447,000
-----------------------------------------------------------------------------------
 Patterson Energy, Inc.(1)                                   16,000        456,000
-----------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.                                   60,000        723,750
-----------------------------------------------------------------------------------
 Santa Fe Snyder Corp.(1)                                    40,000        455,000
-----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                       17,700      1,057,575
-----------------------------------------------------------------------------------
 Swift Energy Co.(1)                                         24,000        681,000
-----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   44,000        445,500
-----------------------------------------------------------------------------------
 Triton Energy Ltd.(1)                                       20,000        786,250
-----------------------------------------------------------------------------------
 Unit Corp.(1)                                               45,000        607,500
-----------------------------------------------------------------------------------
 Valero Energy Corp.                                         35,000      1,111,250
                                                                       ------------
                                                                        17,123,153

-----------------------------------------------------------------------------------
 OIL: INTERNATIONAL--4.7%
 Anderson Exploration Ltd.(1)                                85,727      1,556,358
-----------------------------------------------------------------------------------
 Beau Canada Exploration Ltd.(1)                            449,500        491,456
-----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                                 149,700        944,655
-----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.                                    80,000        164,704
-----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                         62,000      1,315,988
-----------------------------------------------------------------------------------
 Compton Petroleum Corp.(1)                                 225,000        394,817
-----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                       108,000        685,159
-----------------------------------------------------------------------------------
 Ensign Resource Service Group, Inc.                         44,000      1,449,146
-----------------------------------------------------------------------------------
 Paramount Resources Ltd.                                    95,600        977,485
-----------------------------------------------------------------------------------
 Petromet Resources Ltd.(1)                                 250,000        894,243
-----------------------------------------------------------------------------------
 Precision Drilling Corp.(1)                                 34,500      1,332,562
-----------------------------------------------------------------------------------
 Prize Energy, Inc.(1,2)                                  1,985,249        562,735
-----------------------------------------------------------------------------------
 Ranger Oil Ltd.(1)                                          91,400        491,526
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                40,000        731,592
-----------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                                 50,100        449,706
-----------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                                209,800      1,005,318
                                                                       ------------
                                                                        13,447,450

-----------------------------------------------------------------------------------
 FINANCIAL--5.7%
-----------------------------------------------------------------------------------
 BANKS--2.5%
 American Financial Holdings, Inc.                           40,000        635,000
-----------------------------------------------------------------------------------
 Corus Bankshares, Inc.                                       7,000        185,062
-----------------------------------------------------------------------------------
 Downey Financial Corp.                                      25,000        725,000
-----------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                                 22,500        523,125

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 BANKS Continued
 GBC Bancorp                                                 20,000     $  585,000
-----------------------------------------------------------------------------------
 Greater Bay Bancorp                                         17,000        794,750
-----------------------------------------------------------------------------------
 Imperial Bancorp(1)                                         36,600        569,587
-----------------------------------------------------------------------------------
 Investors Financial Services Corp.                          26,000      1,031,875
-----------------------------------------------------------------------------------
 National Bancorp of Alaska, Inc.                            15,000        538,125
-----------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                           20,000        365,000
-----------------------------------------------------------------------------------
 Riggs National Corp.                                        15,000        189,375
-----------------------------------------------------------------------------------
 Silicon Valley Bancshares(1)                                15,000        639,375
-----------------------------------------------------------------------------------
 Whitney Holding Corp.                                        8,000        273,500
                                                                        -----------
                                                                         7,054,774

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--0.8%
 Affiliated Managers Group, Inc.(1)                          10,000        455,000
-----------------------------------------------------------------------------------
 CompuCredit Corp.(1)                                        14,000        420,000
-----------------------------------------------------------------------------------
 Eaton Vance Corp.                                            4,800        222,000
-----------------------------------------------------------------------------------
 John Nuveen Co. (The), Cl. A                                 4,100        171,944
-----------------------------------------------------------------------------------
 Metris Cos., Inc.                                           27,000        678,375
-----------------------------------------------------------------------------------
 Southwest Securities Group, Inc.                            10,000        372,500
                                                                        -----------
                                                                         2,319,819

-----------------------------------------------------------------------------------
 INSURANCE--2.4%
 AmerUs Life Holdings, Inc., Cl. A                           10,000        206,250
-----------------------------------------------------------------------------------
 Commerce Group, Inc. (The)                                  40,000      1,180,000
-----------------------------------------------------------------------------------
 Everest Re Group Ltd.                                       35,000      1,150,625
-----------------------------------------------------------------------------------
 Gallagher (Arthur J.) & Co.                                 22,200        932,400
-----------------------------------------------------------------------------------
 Leucadia National Corp.                                     15,000        342,188
-----------------------------------------------------------------------------------
 MONY Group, Inc. (The)                                      37,000      1,251,063
-----------------------------------------------------------------------------------
 Old Republic International Corp.                            20,000        330,000
-----------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                                 20,000        871,250
-----------------------------------------------------------------------------------
 StanCorp Financial Group, Inc.                              15,000        481,875
                                                                        -----------
                                                                         6,745,651

-----------------------------------------------------------------------------------
 HEALTHCARE--16.4%
-----------------------------------------------------------------------------------
 HEALTHCARE/DRUGS-6.8%
 Aclara Biosciences, Inc.(1)                                  4,500        229,219
-----------------------------------------------------------------------------------
 Alkermes, Inc.(1)                                           12,000        565,500
-----------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                       27,000      1,680,750

STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 HEALTHCARE/DRUGS Continued
 Andrx Corp.(1)                                              37,000    $ 2,365,109
-----------------------------------------------------------------------------------
 Antigenics, Inc.(1)                                          4,400         73,150
-----------------------------------------------------------------------------------
 BioCryst Pharmaceuticals, Inc.(1)                           10,000        286,875
-----------------------------------------------------------------------------------
 Collaterial Therapeutics, Inc.(1)                           10,000        253,594
-----------------------------------------------------------------------------------
 Corixa Corp.(1)                                             10,000        429,375
-----------------------------------------------------------------------------------
 CuraGen Corp.(1)                                             8,000        304,500
-----------------------------------------------------------------------------------
 Dentsply International, Inc.                                50,000      1,540,625
-----------------------------------------------------------------------------------
 Edwards Lifesciences Corp.(1)                               20,000        370,000
-----------------------------------------------------------------------------------
 IntraBiotics Pharmaceuticals, Inc.(1)                       25,000        667,188
-----------------------------------------------------------------------------------
 Jones Pharma, Inc.                                          24,000        958,500
-----------------------------------------------------------------------------------
 LifePoint Hospitals, Inc.(1)                                40,000        890,000
-----------------------------------------------------------------------------------
 Noven Pharmaceuticals, Inc.(1)                              45,000      1,352,813
-----------------------------------------------------------------------------------
 Pharmacyclics, Inc.(1)                                       8,000        488,000
-----------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                                 6,000        989,719
-----------------------------------------------------------------------------------
 RehabCare Group, Inc.(1)                                    20,000        545,000
-----------------------------------------------------------------------------------
 Sequenom, Inc.(1)                                            4,300        195,113
-----------------------------------------------------------------------------------
 Syncor International Corp.(1)                                8,000        576,000
-----------------------------------------------------------------------------------
 Thoratec Laboratories Corp.(1)                              20,000        323,750
-----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                  25,000      1,289,063
-----------------------------------------------------------------------------------
 Trimeris, Inc.(1)                                            9,000        629,438
-----------------------------------------------------------------------------------
 Ventiv Health, Inc.(1)                                     135,000      1,501,875
-----------------------------------------------------------------------------------
 Vertex Pharmaceuticals, Inc.(1)                              7,000        737,625
                                                                       ------------
                                                                        19,242,781

-----------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--9.6%
 ADAC Laboratories(1)                                        25,000        600,000
-----------------------------------------------------------------------------------
 Arrow International, Inc.                                   37,000      1,239,500
-----------------------------------------------------------------------------------
 ArthroCare Corp.(1)                                          8,000        426,000
-----------------------------------------------------------------------------------
 Beckman Coulter, Inc.                                        6,000        350,250
-----------------------------------------------------------------------------------
 Biosite Diagnostics, Inc.(1)                                 6,000        289,125
-----------------------------------------------------------------------------------
 Cerus Corp.(1)                                              20,000      1,023,750
-----------------------------------------------------------------------------------
 Cooper Companies, Inc. (The)                                55,000      2,000,625
-----------------------------------------------------------------------------------
 CorVel Corp.(1)                                             40,000        987,500
-----------------------------------------------------------------------------------
 Cytyc Corp.(1)                                              30,000      1,601,250
-----------------------------------------------------------------------------------
 Datascope Corp.                                             34,100      1,227,600
-----------------------------------------------------------------------------------
 First Health Group Corp.(1)                                 40,000      1,312,500
-----------------------------------------------------------------------------------
 Gentiva Health Services, Inc.(1)                            40,000        325,000
-----------------------------------------------------------------------------------
 Hooper Holmes, Inc.                                         40,000        320,000
-----------------------------------------------------------------------------------
 ICU Medical, Inc.(1)                                        54,500      1,471,500

MARKET VALUE
                                                             SHARES     SEE NOTE 1

-----------------------------------------------------------------------------------

 HEALTHCARE/SUPPLIES & SERVICES Continued
 IMPATH, Inc.(1)                                             18,000    $   976,500
-----------------------------------------------------------------------------------
 INAMED Corp.(1)                                             14,000        512,750
-----------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc.(1)                      70,000        945,000
-----------------------------------------------------------------------------------
 Option Care, Inc.(1)                                        40,000        200,000
-----------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                                25,000        595,313
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                           6,000        361,125
-----------------------------------------------------------------------------------
 Patterson Dental Co.(1)                                     13,000        663,000
-----------------------------------------------------------------------------------
 PolyMedica Corp.(1)                                         18,000        778,500
-----------------------------------------------------------------------------------
 Priority Healthcare Corp., Cl. B(1)                         20,000      1,486,250
-----------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                                  42,000      3,139,500
-----------------------------------------------------------------------------------
 SonoSite, Inc.(1)                                           14,000        403,375
-----------------------------------------------------------------------------------
 Techne Corp.(1)                                             11,500      1,495,000
-----------------------------------------------------------------------------------
 Triad Hospitals, Inc.(1)                                    40,000        967,500
-----------------------------------------------------------------------------------
 Zoll Medical Corp.(1)                                       35,000      1,715,000
                                                                       ------------
                                                                        27,413,413

-----------------------------------------------------------------------------------
 TECHNOLOGY--21.2%
-----------------------------------------------------------------------------------
 COMPUTER HARDWARE--2.6%
 Apex, Inc.(1)                                               12,000        525,000
-----------------------------------------------------------------------------------
 Cybex Computer Products Corp.(1)                            21,000        889,875
-----------------------------------------------------------------------------------
 Henry (Jack) & Associates, Inc.                             24,000      1,203,000
-----------------------------------------------------------------------------------
 In Focus Systems, Inc.(1)                                   59,000      1,899,063
-----------------------------------------------------------------------------------
 Marvell Technology Group Ltd.(1)                             3,700        210,900
-----------------------------------------------------------------------------------
 Mentor Graphics Corp.(1)                                    40,000        795,000
-----------------------------------------------------------------------------------
 NUR Macroprinters Ltd.(1)                                   35,000        507,500
-----------------------------------------------------------------------------------
 Phoenix Technologies Ltd.(1)                                15,000        244,688
-----------------------------------------------------------------------------------
 Procom Technology, Inc.(1)                                   5,000        258,438
-----------------------------------------------------------------------------------
 Silicon Storage Technology, Inc.(1)                         10,000        883,125
                                                                       ------------
                                                                         7,416,589

-----------------------------------------------------------------------------------
 COMPUTER SERVICES--0.9%
 American Management Systems, Inc.(1)                        25,700        843,683
-----------------------------------------------------------------------------------
 Cerner Corp.(1)                                             15,000        408,750
-----------------------------------------------------------------------------------
 Integral Systems, Inc.(1,3)                                 25,000        325,549
-----------------------------------------------------------------------------------
 Kopin Corp.(1)                                               9,500        657,875
-----------------------------------------------------------------------------------
 Viant Corp.(1)                                              10,000        296,250
                                                                       ------------
                                                                         2,532,107
STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 COMPUTER SOFTWARE--5.1%
 Allaire Corp.(1)                                             7,000    $   257,250
-----------------------------------------------------------------------------------
 Alteon Websystems, Inc.(1)                                   5,000        500,313
-----------------------------------------------------------------------------------
 AXENT Technologies, Inc.(1)                                 12,000        297,750
-----------------------------------------------------------------------------------
 BARRA, Inc.(1)                                              18,000        892,125
-----------------------------------------------------------------------------------
 Breakaway Solutions, Inc.(1)                                10,000        270,000
-----------------------------------------------------------------------------------
 Documentum, Inc.(1)                                          5,000        446,875
-----------------------------------------------------------------------------------
 FileNet Corp.(1)                                            37,000        679,875
-----------------------------------------------------------------------------------
 Informatica Corp.(1)                                        13,000      1,065,188
-----------------------------------------------------------------------------------
 Innodata Corp.(1)                                           50,000        468,750
-----------------------------------------------------------------------------------
 Interwoven, Inc.(1)                                          3,000        329,953
-----------------------------------------------------------------------------------
 IntraNet Solutions, Inc.(1)                                 13,000        498,875
-----------------------------------------------------------------------------------
 MapInfo Corp.(1)                                            30,000      1,218,750
-----------------------------------------------------------------------------------
 Metasolv Software, Inc.(1)                                  14,000        616,000
-----------------------------------------------------------------------------------
 Netegrity, Inc.(1)                                           6,000        451,875
-----------------------------------------------------------------------------------
 NetIQ Corp.(1)                                               6,000        357,750
-----------------------------------------------------------------------------------
 ONYX Software Corp.(1)                                       1,200         35,625
-----------------------------------------------------------------------------------
 Rainbow Technologies, Inc.(1)                               25,000      1,215,625
-----------------------------------------------------------------------------------
 SERENA Software, Inc.(1)                                    37,000      1,680,031
-----------------------------------------------------------------------------------
 StorageNetworks, Inc.(1)                                     2,000        180,500
-----------------------------------------------------------------------------------
 Sybase, Inc.(1)                                             59,000      1,357,000
-----------------------------------------------------------------------------------
 Symantec Corp.(1)                                           17,000        916,938
-----------------------------------------------------------------------------------
 TeleTech Holdings, Inc.(1)                                  10,000        310,625
-----------------------------------------------------------------------------------
 Verity, Inc.(1)                                             10,000        380,000
                                                                       ------------
                                                                        14,427,673

-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.2%
 Anixter International, Inc.(1)                              38,000      1,007,000
-----------------------------------------------------------------------------------
 Cable Design Technologies Corp.(1)                          33,000      1,105,500
-----------------------------------------------------------------------------------
 Canadian Satellite Communications, Inc.                     30,400        482,149
-----------------------------------------------------------------------------------
 Carrier Access Corp.(1)                                     16,000        846,000
-----------------------------------------------------------------------------------
 Gentner Communications Corp.(1)                             35,000        490,000
-----------------------------------------------------------------------------------
 Inet Technologies, Inc.(1)                                   8,000        434,000
-----------------------------------------------------------------------------------
 Newport Corp.                                               12,000      1,288,500
-----------------------------------------------------------------------------------
 Tekelec(1)                                                  10,000        481,875
                                                                       ------------
                                                                         6,135,024

MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 ELECTRONICS--10.0%
 Actel Corp.(1)                                              27,000   $  1,231,875
-----------------------------------------------------------------------------------
 Aeroflex, Inc.(1)                                           10,000        496,875
-----------------------------------------------------------------------------------
 Anaren Microwave, Inc.(1)                                   15,000      1,968,516
-----------------------------------------------------------------------------------
 Burr-Brown Corp.(1)                                          6,500        563,469
-----------------------------------------------------------------------------------
 Cymer, Inc.(1)                                              13,000        620,750
-----------------------------------------------------------------------------------
 DDi Corp./CA(1)                                             11,000        313,500
-----------------------------------------------------------------------------------
 DuPont Photomasks, Inc.(1)                                   5,000        342,500
-----------------------------------------------------------------------------------
 Elantec Semiconductor, Inc.(1)                              20,000      1,392,500
-----------------------------------------------------------------------------------
 Electro Scientific Industries, Inc.(1)                      22,000        968,688
-----------------------------------------------------------------------------------
 Exar Corp.(1)                                               19,000      1,656,563
-----------------------------------------------------------------------------------
 Integrated Silicon Solution, Inc.(1)                        26,000        988,000
-----------------------------------------------------------------------------------
 Mattson Technology, Inc.(1)                                 10,000        325,000
-----------------------------------------------------------------------------------
 Merix Corp.(1)                                              33,300      1,565,100
-----------------------------------------------------------------------------------
 MKS Instruments, Inc.(1)                                    27,000      1,056,375
-----------------------------------------------------------------------------------
 Mobility Electronics, Inc.(1)                               12,700        165,100
-----------------------------------------------------------------------------------
 Oak Technology, Inc.(1)                                     30,000        646,875
-----------------------------------------------------------------------------------
 Pericom Semiconductor Corp.(1)                              10,000        680,000
-----------------------------------------------------------------------------------
 PLX Technology, Inc.(1)                                     29,500      1,224,250
-----------------------------------------------------------------------------------
 Power-One, Inc.(1)                                          22,500      2,563,594
-----------------------------------------------------------------------------------
 Rogers Corp.(1)                                             25,000        875,000
-----------------------------------------------------------------------------------
 Semitool, Inc.(1)                                           20,000        346,250
-----------------------------------------------------------------------------------
 Supertex, Inc.(1)                                           10,000        502,500
-----------------------------------------------------------------------------------
 Trimble Navigation Ltd.(1)                                  20,000        976,250
-----------------------------------------------------------------------------------
 TriQuint Semiconductor, Inc.(1)                              5,000        478,438
-----------------------------------------------------------------------------------
 Varian Medical Systems, Inc.(1)                             32,000      1,252,000
-----------------------------------------------------------------------------------
 Varian Semiconductor Equipment Associates, Inc.(1)          47,500      2,983,594
-----------------------------------------------------------------------------------
 Varian, Inc.(1)                                             51,000      2,352,375
                                                                       ------------
                                                                        28,535,937

-----------------------------------------------------------------------------------
 PHOTOGRAPHY--0.4%
 Concord Camera Corp.(1)                                     50,000      1,043,750
-----------------------------------------------------------------------------------
 TRANSPORTATION--1.0%
-----------------------------------------------------------------------------------
 RAILROADS & TRUCKERS--0.8%
 Heartland Express, Inc.(1)                                  23,500        392,156
-----------------------------------------------------------------------------------
 Landstar System, Inc.(1)                                    24,900      1,483,106
-----------------------------------------------------------------------------------
 XTRA Corp.(1)                                               11,100        437,756
                                                                       ------------
                                                                         2,313,018
STATEMENT OF INVESTMENTS Continued

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------

 SHIPPING--0.2%
 C.H. Robinson Worldwide, Inc.                                6,000   $    297,000
-----------------------------------------------------------------------------------
 Newport News Shipbuilding, Inc.                             11,000        404,250
                                                                      -------------
                                                                           701,250

-----------------------------------------------------------------------------------
 UTILITIES--0.7%
-----------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 Philips NV, New York Shares                                 25,000      1,206,250
-----------------------------------------------------------------------------------
 Questar Corp.                                               18,000        348,750
-----------------------------------------------------------------------------------
 Western Gas Resources, Inc.                                 21,000        441,000
                                                                      -------------
                                                                         1,996,000
                                                                      -------------
 Total Common Stocks (Cost $223,044,236)                               280,127,381

                                                              UNITS

===================================================================================

 RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-----------------------------------------------------------------------------------

 Axxent, Inc. Wts., Exp. 7/31/00 (Cost $866,039)             70,000        440,246

                                                          PRINCIPAL
                                                             AMOUNT
===================================================================================

 REPURCHASE AGREEMENTS--1.3%
-----------------------------------------------------------------------------------

 Repurchase agreement with Banc One Capital
 Markets, Inc., 6.55%, dated 6/30/00, to be
 repurchased at $3,766,055 on 7/3/00,
 collateralized by U.S. Treasury Nts., 5%-7.50%,
 8/31/00-5/15/08, with a value of $2,839,404 and
 U.S. Treasury Bonds, 5.25%-12%, 8/15/03
 11/15/28, with a value of $1,003,033 (Cost
 $3,764,000)                                             $3,764,000      3,764,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $227,674,275)               99.9%   284,331,627
-----------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                0.1        146,874
                                                         --------------------------
 NET ASSETS                                                   100.0%  $284,478,501
                                                         ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended June 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2000 amounts to $562,735. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES          GROSS         GROSS              SHARES
                           AUGUST 2, 1999      ADDITIONS    REDUCTIONS       JUNE 30, 2000

-------------------------------------------------------------------------------------------------------------------

 Prize Energy, Inc.                    --      1,985,249            --           1,985,249

3. Identifies issues considered to be illiquid or restricted-See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2000

======================================================================================================
 ASSETS
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $227,438,055)                                               $283,768,892
 Affiliated companies (cost $236,220)                                                          562,735
------------------------------------------------------------------------------------------------------

 Receivables and other assets:
 Shares of beneficial interest sold                                                          1,021,847
 Investments sold                                                                              130,996
 Interest and dividends                                                                         69,292
 Other                                                                                             456
                                                                                          ------------
 Total assets                                                                              285,554,218

======================================================================================================
 LIABILITIES
 Bank overdraft                                                                                 40,660
------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                               9
------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                         510,662
 Distribution and service plan fees                                                            178,533
 Shares of beneficial interest redeemed                                                        110,935
 Shareholder reports                                                                            75,008
 Transfer and shareholder servicing agent fees                                                  71,639
 Registration and filing fees                                                                   63,201
 Trustees' compensation                                                                            693
 Other                                                                                          24,377
                                                                                          ------------
 Total liabilities                                                                           1,075,717

======================================================================================================
 NET ASSETS                                                                               $284,478,501
                                                                                          ============

======================================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                                          $225,668,748
------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions              2,152,481
------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                              56,657,272
                                                                                          ------------

 NET ASSETS                                                                               $284,478,501
                                                                                          ============

STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $141,721,444 and 9,592,564 shares of beneficial interest outstanding)                           $14.77
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                        $15.67
--------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,060,183
 and 6,748,205 shares of beneficial interest outstanding)                                        $14.68
--------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,695,392
 and 2,976,081 shares of beneficial interest outstanding)                                        $14.68
--------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $1,482 and 100 shares of beneficial interest outstanding)                         $14.82

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM AUGUST 2, 1999 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000
=================================================================================================

 INVESTMENT INCOME
 Dividends                                                                           $   561,807
-------------------------------------------------------------------------------------------------
 Interest                                                                                362,235
                                                                                     -----------
 Total income                                                                            924,042

=================================================================================================
 EXPENSES
 Management fees                                                                       1,011,905
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                 193,207
 Class B                                                                                 471,651
 Class C                                                                                 199,517
-------------------------------------------------------------------------------------------------
 Shareholder reports                                                                     105,804
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                            98,624
-------------------------------------------------------------------------------------------------
 Registration and filing fees                                                             63,446
-------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                              11,029
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               7,077
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                      662
-------------------------------------------------------------------------------------------------
 Other                                                                                   361,670
                                                                                     -----------
 Total expenses                                                                        2,524,592
 Less expenses paid indirectly                                                            (5,811)
                                                                                     -----------
 Net expenses                                                                          2,518,781

=================================================================================================
 NET INVESTMENT LOSS                                                                  (1,594,739)

=================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                                           3,962,987
 Foreign currency transactions                                                           (30,618)
                                                                                     -----------
 Net realized gain                                                                     3,932,369

-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                          56,782,923
 Translation of assets and liabilities denominated in foreign currencies                (125,651)
                                                                                     -----------
 Net change                                                                           56,657,272
                                                                                     -----------
 Net realized and unrealized gain                                                     60,589,641

=================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $58,994,902
                                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

PERIOD ENDED
                                                                     JUNE 30, 2000(1)
-------------------------------------------------------------------------------------

 OPERATIONS
 Net investment loss                                                 $  (1,594,739)
-------------------------------------------------------------------------------------
 Net realized gain                                                       3,932,369
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                  56,657,272
                                                                     ----------------

 Net increase in net assets resulting from operations                   58,994,902

=====================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized gain:
 Class A                                                                  (103,503)
 Class B                                                                   (73,371)
 Class C                                                                   (30,682)
 Class Y                                                                        (2)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                               111,751,357
 Class B                                                                78,616,337
 Class C                                                                35,220,463
 Class Y                                                                        --

=====================================================================================
 NET ASSETS
 Total increase                                                        284,375,501
-------------------------------------------------------------------------------------
 Beginning of period                                                       103,000(2)
                                                                     ----------------
 End of period                                                        $284,478,501
                                                                     ================

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

2. Reflects the value of the Manager's initial seed money investment at June 29,
1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    CLASS A                CLASS B
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
====================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.06)                  (.11)
 Net realized and unrealized gain                                      4.85                   4.81
                                                                     -------------------------------
 Total income from investment operations                               4.79                   4.70
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.77                 $14.68
                                                                     ===============================

====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.98%                 47.08%

====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                          $141,721                $99,060
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $ 75,295                $51,951
 Ratios to average net assets:(3)
 Net investment loss                                                  (0.82)%                (1.53)%
 Expenses                                                              1.50%                  2.21%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS Continued

                                                                    CLASS C                CLASS Y
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
-----------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.10)                  (.04)
 Net realized and unrealized gain                                      4.80                   4.88
                                                                     --------------------------------
 Total income from investment operations                               4.70                   4.84
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.68                 $14.82
                                                                     ================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.08%                 48.48%

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                           $43,695                     $1
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $21,984                     $1
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                  (1.54)%                (0.37)%
 Expenses                                                              2.21%                  1.18%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended June 30, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $22,409, a decrease in accumulated net investment loss of
$1,594,739, and a decrease in accumulated net realized gain on investments of
$1,572,330. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------

OTHER.  Investment  transactions are accounted for as of trade date and dividend income is recorded on the  ex-dividend  date.  Certain  dividends  from  foreign securities  will be recorded as soon as the Fund is informed of the  dividend if such information is obtained  subsequent to the ex-dividend date. Realized gains and losses on investments  and unreal-ized  appreciation  and  depreciation  are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The  preparation  of financial  statements  in  conformity  with  generally accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and  disclosure  of contingent  assets and  liabilities at the date of the financial  statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class.  Transactions  in shares of beneficial  interest were as follows:

                                                                          PERIOD ENDED JUNE 30, 2000(1)
                                                                        SHARES                   AMOUNT
--------------------------------------------------------------------------------------------------------

 CLASS A
 Sold                                                               11,029,007             $129,912,372
 Dividends and/or
 distributions reinvested                                                8,382                   98,911
 Redeemed                                                           (1,454,825)             (18,259,926)
                                                                ----------------------------------------
 Net increase                                                        9,582,564             $111,751,357
                                                                ========================================

--------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                                7,409,304             $ 87,079,411
 Dividends and/or
 distributions reinvested                                                5,719                   67,313
 Redeemed                                                             (666,918)              (8,530,387)
                                                                ----------------------------------------
 Net increase                                                        6,748,105             $ 78,616,337
                                                                ========================================

--------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                                3,277,979             $ 39,061,579
 Dividends and/or
 distributions reinvested                                                2,495                   29,373
 Redeemed                                                             (304,493)              (3,870,489)
                                                                ----------------------------------------
 Net increase                                                        2,975,981             $ 35,220,463
                                                                ========================================

--------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                                       --             $         --
 Dividends and/or
 distributions reinvested                                                   --                       --
 Redeemed                                                                   --                       --
                                                                ----------------------------------------
 Net increase                                                               --             $         --
                                                                ========================================

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

 NOTES TO FINANCIAL STATEMENTS Continued

 ===============================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended June 30, 2000, were
 $391,238,958 and $168,218,452, respectively.

    As of June 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $227,674,275 was:

        Gross unrealized appreciation           $ 67,688,759
        Gross unrealized depreciation            (11,031,406)
                                                ------------
         Net unrealized appreciation            $ 56,657,353
                                                ============

 ===============================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $200 million of average annual net assets of the Fund, 0.72%
 of the next $200 million, 0.69% of the next $200 million, 0.66% of the next
 $200 million and 0.60% of average annual net assets in excess of $800 million.
 The Fund's management fee for the period ended June 30, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.
 -------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement
 with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE        CLASS A  COMMISSIONS     COMMISSIONS      COMMISSIONS
                        FRONT-END      FRONT-END   ON CLASS A      ON CLASS B       ON CLASS C
                    SALES CHARGES  SALES CHARGES       SHARES          SHARES           SHARES
                       ON CLASS A    RETAINED BY  ADVANCED BY     ADVANCED BY      ADVANCED BY
 PERIOD ENDED              SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)   DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------

 June 30, 2000         $1,326,477       $409,675     $107,654      $2,005,132         $218,672

 1. The Distributor advances commission payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  CLASS A                   CLASS B                   CLASS C
                      CONTINGENT DEFERRED       CONTINGENT DEFERRED       CONTINGENT DEFERRED
                            SALES CHARGES             SALES CHARGES             SALES CHARGES
 PERIOD ENDED     RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------

 June 30, 2000                        $--                   $65,916                    $9,376

The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
 -------------------------------------------------------------------------------

CLASS A SERVICE  PLAN  FEES.  Under the Class A service  plan,  the  Distributor currently  uses the fees it receives  from the Fund to pay brokers,  dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares of the Fund.  For the  period  ended June 30,  2000,  payments under  the  Class  A  plan  totaled  $193,207,  all of  which  were  paidby  the
Distributor  to  recipients,  and  included  $16,523 paid to an affiliate of the
Manager. Any unreimbursed  expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

 The Distributor retains the asset-based sales charge on Class B shares. The
 Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

 The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
 Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the period ended June 30, 2000, were as follows:

                                                           DISTRIBUTOR'S     DISTRIBUTOR'S
                                                               AGGREGATE      UNREIMBURSED
                                                            UNREIMBURSED     EXPENSES AS %
                          TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES     OF NET ASSETS
                            UNDER PLAN     BY DISTRIBUTOR     UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------

 Class B Plan                   $471,651         $423,540     $2,103,698              2.12%
 Class C Plan                    199,517          129,180        320,041              0.73

NOTES TO FINANCIAL STATEMENTS Continued

 ===============================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

   Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
 Investments where applicable.

 As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION     CONTRACT AMOUNT     VALUATION AS OF      UNREALIZED
 CONTRACT DESCRIPTION              DATE              (000s)       JUNE 30, 2000    DEPRECIATION
 -----------------------------------------------------------------------------------------------

 CONTRACTS TO PURCHASE
 Canadian Dollar (CAD)           7/4/00              60 CAD             $40,600              $9

 ===============================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES

 As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000, was
 $325,549, which represents 0.11% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                       VALUATION
                                                                                  PER UNIT AS OF
 SECURITY                                   ACQUISITION DATE   COST PER UNIT       JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------

 STOCKS
 Integral Systems, Inc.                              2/15/00          $31.00              $13.02

===============================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

   The Fund had no borrowings outstanding during the period ended June 30, 2000.

 ===============================================================================
 8. SUBSEQUENT EVENT
 William A. Baker and Ned M. Steel have resigned as Trustees of Main Street(R)
 Small Cap Fund, effective July 1, 2000.

FINANCIAL HIGHLIGHTS

                                                                    CLASS A                CLASS B
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
====================================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.06)                  (.11)
 Net realized and unrealized gain                                      4.85                   4.81
                                                                     -------------------------------
 Total income from investment operations                               4.79                   4.70
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.77                 $14.68
                                                                     ===============================

====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.98%                 47.08%

====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                          $141,721                $99,060
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $ 75,295                $51,951
 Ratios to average net assets:(3)
 Net investment loss                                                  (0.82)%                (1.53)%
 Expenses                                                              1.50%                  2.21%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS Continued

                                                                    CLASS C                CLASS Y
                                                                     PERIOD                 PERIOD
                                                                      ENDED                  ENDED
                                                                   JUNE 30,               JUNE 30,
                                                                    2000(1)                2000(1)
-----------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                   (.10)                  (.04)
 Net realized and unrealized gain                                      4.80                   4.88
                                                                     --------------------------------
 Total income from investment operations                               4.70                   4.84
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  (.02)                  (.02)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $14.68                 $14.82
                                                                     ================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  47.08%                 48.48%

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                           $43,695                     $1
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $21,984                     $1
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                  (1.54)%                (0.37)%
 Expenses                                                              2.21%                  1.18%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                108%                   108%

1. For the period from August 2, 1999 (commencement of operations) to June 30,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an
exceptionally   stable  margin  and  principal  is  secure.  While  the  various protective  elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all  standards.  Together with the Aaa group,  they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because  margins of protection  may not be as large as with Aaa securities or fluctuation of protective  elements may be of  greater  amplitude  or there may be other  elements  present  which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess  many  favorable  investment  attributes  and are to be considered  as  upper-medium  grade  obligations.  Factors  giving  security  to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations;  that is, they are neither highly  protected nor poorly  secured.  Interest  payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such bonds lack  outstanding  investment  characteristics  and have  speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements.  Their future cannot be  considered  well-assured.  Often the  protection  of interest and  principal payments may be very moderate and not well safeguarded  during both good and bad times over the  future.  Uncertainty  of  position  characterizes  bonds in this class.

B:  Bonds  rated B  generally  lack  characteristics  of  desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent  obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds  rated C are the lowest  class of rated  bonds and can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification  from Aa  through  Caa.  The  modifier  "1"  indicates  that  the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range  ranking and the modifier "3"  indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These  ratings apply to the ability of issuers to repay  punctually  senior debt obligations having an original maturity not exceeding one year:

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2:  Issuer has a strong  ability for repayment of senior  short-term  debt obligations.  Earnings  trends  and  coverage,  while  sound,  may be subject to variation.  Capitalization  characteristics,  while  appropriate,  may  be  more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuer has an acceptable  ability for  repayment of senior  short-term obligations.  The effect of industry characteristics and market compositions may be more  pronounced.  Variability  in earnings and  profitability  may result in changes in the level of debt protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
--------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA:  Bonds rated "AAA" have the highest  rating  assigned by Standard & Poor's.
The  obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible to adverse  effects of changes in  circumstances  and economic  conditions  than  obligations  in  higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection  parameters.  However,  adverse economic  conditions  or  changing  circumstances  are more  likely to lead to a weakened  capacity  of the  obligor  to meet  its  financial  commitment  on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant  speculative characteristics. BB indicates the least degree of speculation and C the highest.
While  such   obligations   will  likely  have  some   quality  and   protective
characteristics,  these  may be  outweighed  by  large  uncertainties  or  major exposures to adverse conditions.

BB: Bonds rated BB are less  vulnerable  to  nonpayment  than other  speculative issues. However, these face major uncertainties or exposure to adverse business, financial,  or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation  rated BB, but the obligor  currently has the capacity to meet its financial  commitment on the obligation.

CCC: A bond rated CCC is currently  vulnerable to  nonpayment,  and is dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the  event  of  adverse business,  financial or economic  conditions,  the obligor is not likely to have the  capacity  to meet  its  financial  commitment  on the  obligation.  CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a  bankruptcy  petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default.  Payments on the  obligation are not being made on the date due.

The  ratings  from AA to CCC may be  modified  by the  addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The
"r" symbol is attached to the ratings of instruments with significant  noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this  category,  a plus (+) sign designation  indicates the issuer's capacity to meet its financial obligation is very strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions  or  changing  circumstances  are more  likely to lead to a  weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  Regarded  as having  significant  speculative  characteristics.  The obligor currently has the capacity to meet its financial  commitment on the  obligation.
However, it faces major ongoing  uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently  vulnerable to nonpayment and is dependent upon favorable business, financial,  and  economic  conditions  for the  obligor  to meet  its  financial commitment on the obligation.

D: In payment default.  Payments on the obligation have not been made on the due date.  The rating may also be used if a  bankruptcy  petition  has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
--------------------------------------------------------------------------------
International Long-Term Credit Ratings

Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rates in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  `DDD' obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  `DD' indicates potential  recoveries  in the  range of  50%-90%,  and `D' the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated 'DDD' have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  `DD'  and  `D'  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Plus (+) and  minus  (-)  signs  may be  appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                            Industry Classifications

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies & Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads & Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings & Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel & Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                   Appendix C

         OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the
applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particularcase is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be  requested  by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent  Deferred Sales Charge
(unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months of the end of the calendar month of their  purchase,  as described in the
Prospectus (unless a waiver described  elsewhere in this Appendix applies to the redemption).  Additionally,  on shares  purchased  under these  waivers that are subject to the Class A contingent  deferred sales charge,  the Distributor  will pay the  applicable  concession  described  in the  Prospectus  under  "Class  A
Contingent Deferred Sales Charge."4 This waiver provision applies to:

-    Purchases of Class A shares aggregating $1 million or more.
-    Purchases  of Class A shares by a  Retirement  Plan that was  permitted  to purchase  such  shares  at net  asset  value but  subject  to a  contingent deferred sales charge prior to March 1, 2001.
-    Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:
(1)  through a broker,  dealer,  bank or registered  investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)  by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan has made  special  arrangements  with the
     Distributor for those purchases.
-    Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:
(1)  The record  keeping is  performed by Merrill  Lynch Pierce  Fenner & Smith,
     Inc.  ("Merrill Lynch") on a daily valuation basis for the Retirement Plan.
     On the date the plan sponsor  signs the  record-keeping  service  agreement with  Merrill  Lynch,  the Plan must have $3  million or more of its assets invested  in (a)  mutual  funds,  other  than  those  advised or managed by
     Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service  Agreement  between  Merrill  Lynch and the  mutual  fund's principal  underwriter or distributor,  and (b) funds advised or managed by
     MLIM (the funds  described  in (a) and (b) are  referred to as  "Applicable
     Investments").
(2)  The  record  keeping  for  the  Retirement  Plan  is  performed  on a daily valuation  basis by a record  keeper whose  services  are provided  under a contract or arrangement  between the Retirement  Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping  service  agreement with
     Merrill  Lynch,  the  Plan  must  have $3  million  or  more of its  assets
     (excluding  assets  invested in money market funds)  invested in Applicable
     Investments.
(3)  The  record  keeping  for a  Retirement  Plan is  handled  under a  service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that agreement,  the Plan has 500 or more eligible  employees (as  determined by the Merrill Lynch plan conversion manager).
-    Purchases by a Retirement  Plan whose record  keeper had a  cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of  Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales  charges  (and  no  concessions  are  paid  by the  Distributor  on such purchases):

-    The Manager or its affiliates.

-    Present or former  officers,  directors,  trustees and employees (and their
     "immediate  families")  of the Fund,  the Manager and its  affiliates,  and retirement  plans  established  by  them  for  their  employees.  The  term
     "immediate  family"  refers  to  one's  spouse,  children,   grandchildren,
     grandparents,  parents,  parents-in-law,  brothers and  sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives  by virtue of a  remarriage  (step-children, step-parents, etc.) are included.

-    Registered  management  investment  companies,   or  separate  accounts  of
     insurance companies having an agreement with the Manager or the Distributor for that purpose.

-    Dealers or brokers that have a sales  agreement  with the  Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

-    Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

-    Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor  providing  specifically for the use of shares of the Fund in particular  investment  products made available to their  clients.  Those  clients may be charged a  transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

-    Investment  advisors  and  financial  planners  who  have  entered  into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their clients.

-    "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

-    Clients of  investment  advisors or financial  planners  (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment advisor or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements . Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

-    Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

-    Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor  must be advised of this  arrangement) and persons who are  directors  or  trustees  of the  company  or  trust  which  is the beneficial owner of such accounts.

-    A unit investment trust that has entered into an appropriate agreement with the Distributor.

-    Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

-    Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

-    A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
     whose  Class B or Class C shares  of a Former  Quest  for  Value  Fund were exchanged  for Class A shares of that  Fund due to the  termination  of the
     Class B and Class C TRAC-2000 program on November 24, 1995.

-    A qualified Retirement Plan that had agreed with the former Quest for Value
     Advisors to purchase  shares of any of the Former  Quest for Value Funds at net  asset  value,  with  such  shares  to be  held  through  DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

B.  Waivers  of  Initial  and  Contingent  Deferred  Sales  Charges  in  Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to  sales  charges  (and no  concessions  are  paid by the  Distributor  on such purchases):

-    Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
     acquisitions and exchange offers, to which the Fund is a party.

-    Shares  purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer
     Cash   Reserves)  or  unit   investment   trusts  for  which   reinvestment
     arrangements have been made with the Distributor.

-    Shares  purchased  through a broker-dealer  that has entered into a special agreement with the Distributor to allow the broker's  customers to purchase and pay for  shares  of  Oppenheimer  funds  using the  proceeds  of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent  deferred sales charge was paid.  This waiver also applies to shares  purchased by exchange of shares of  Oppenheimer  Money Market Fund,
     Inc. that were  purchased and paid for in this manner.  This waiver must be requested when the purchase order is placed for shares of the Fund, and the
     Distributor may require evidence of qualification for this waiver.

-    Shares  purchased  with the  proceeds  of maturing  principal  units of any
     Qualified Unit Investment Liquid Trust Series.

-    Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers  of the  Class  A  Contingent  Deferred  Sales  Charge  for  Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

-    To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
-    Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).
-    For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

(1)  Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)  To return excess contributions.
(3)  To return contributions made due to a mistake of fact.
(4)  Hardship withdrawals, as defined in the plan.5
(5)  Under a Qualified  Domestic  Relations  Order,  as defined in the  Internal
     Revenue Code, or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code.
(6)  To meet the minimum distribution requirements of the Internal Revenue Code.
(7)  To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.
(8)  For loans to participants or beneficiaries.
(9)  Separation from service.6
(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a  subsidiary  of the Manager) if the plan has made special arrangements with the Distributor.
(11) Plan termination or "in-service  distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

-    For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent  deferred  sales charges will not be applied to shares  purchased  in certain  types of  transactions  or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B,  Class C and Class N  contingent  deferred  sales  charges  will be waived for redemptions of shares in the following cases:

- Shares redeemed involuntarily,  as described in "Shareholder Account Rules and
Policies," in the applicable Prospectus.

- Redemptions  from accounts other than Retirement  Plans following the death or disability of the last surviving  shareholder,  including a trustee of a grantor trust  or  revocable  living  trust  for  which  the  trustee  is also  the sole beneficiary.  The death or disability  must have occurred  after the account was established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.

- Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

-  Redemptions  of Class B shares held by  Retirement  Plans  whose  records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

-  Redemptions  of Class C shares of  Oppenheimer  U.S.  Government  Trust  from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

-    Redemptions,  requested in writing by a Retirement Plan sponsor, of Class C shares of an Oppenheimer  fund in amounts of $500,000 or more and made more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
-    Distributions7  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
(1)  Following the death or disability (as defined in the Internal Revenue Code)
     of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)  To return excess contributions made to a participant's account.
(3)  To return contributions made due to a mistake of fact.
(4)  To make hardship withdrawals, as defined in the plan.8
(5)  To make  distributions  required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation  agreement  described in
     Section 71(b) of the Internal Revenue Code.
(6)  To meet the minimum distribution requirements of the Internal Revenue Code.
(7)  To make  "substantially  equal  periodic  payments" as described in Section
     72(t) of the Internal Revenue Code.
(8)  For loans to participants or beneficiaries.9
(9)  On account of the participant's separation from service.10
(10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager)  offered as an investment  option in a Retirement  Plan if the plan has made special arrangements with the Distributor.
(11) Distributions  made  on  account  of a  plan  termination  or  "in-service"
     distributions,  if the  redemption  proceeds are rolled over directly to an
     OppenheimerFunds-sponsored IRA.
(12) For  distributions   from  a  participant's   account  under  an  Automatic
     Withdrawal  Plan  after the  participant  reaches  age 59 1/2,  as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.
(13) Redemptions  of Class B shares  under an Automatic  Withdrawal  Plan for an account  other  than a  Retirement  Plan,  if the  aggregate  value  of the redeemed  shares  does not  exceed  10% of the  account's  value,  adjusted annually.
(14) For distributions  from 401(k) plans sponsored by broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

-    Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
     Withdrawal  Plan  from  an  account  other  than a  Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred  sales  charge  is also  waived on Class B and Class C shares sold or issued in the following cases:

-    Shares sold to the Manager or its affiliates.
-    Shares  sold to  registered  management  investment  companies  or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.
-    Shares issued in plans of reorganization to which the Fund is a party.
-    Shares sold to present or former officers, directors, trustees or employees
     (and their  "immediate  families" as defined  above in Section I.A.) of the
     Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

IV. Special Sales Charge  Arrangements for  Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent  deferred sales charge rates and waivers for Class A,
Class  B and  Class  C  shares  described  in the  Prospectus  or  Statement  of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:
-    acquired  by such  shareholder  pursuant  to an  exchange  of  shares of an
     Oppenheimer fund that was one of the Former Quest for Value Funds, or
-    purchased by such shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

-    - Reduced Class A Initial  Sales Charge Rates for Certain  Former Quest for
     Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales  charge rates for Class A shares  purchased  by members of  "Associations"
formed for any purpose other than the purchase of  securities.  The rates in the table apply if that Association  purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable fund's Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

- - Waiver of Class A Sales  Charges  for Certain  Shareholders.  Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent deferred sales charges:
-    Shareholders  who were  shareholders of the AMA Family of Funds on February
     28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
-    Shareholders  who  acquired  shares of any  Former  Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

- - Waiver of Class A Contingent Deferred Sales Charge in Certain  Transactions.
The Class A contingent  deferred  sales charge will not apply to  redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

- - Waivers for  Redemptions of Shares  Purchased Prior to March 6, 1995. In the
following  cases,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased prior to March 6, 1995 in connection with:

     -    withdrawals  under an  automatic  withdrawal  plan holding only either
          Class B or Class C shares if the annual withdrawal does not exceed 10%
          of the initial value of the account value, adjusted annually, and

     -    liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum value of such accounts.

- - Waivers for  Redemptions  of Shares  Purchased on or After March 6, 1995 but
Prior to November 24, 1995.  In the following  cases,  the  contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a  Former  Quest  for  Value  Fund  into  the  fund  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     -    redemptions  following the death or  disability of the  shareholder(s)
          (as  evidenced  by a  determination  of total  disability  by the U.S.
          Social Security Administration);

     -    withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual  withdrawals  do not exceed 10% of the initial value of the account value; adjusted annually, and

     -    liquidation  of a  shareholder's  account if the  aggregate  net asset value of shares held in the account is less than the required  minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

V. Special Sales Charge  Arrangements  for  Shareholders of Certain  Oppenheimer
Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "Fund" in this section):

Oppenheimer U. S. Government Trust,
Oppenheimer Bond Fund,
Oppenheimer Value Fund and
Oppenheimer Disciplined Allocation Fund

are  modified  as  described  below  for  those  Fund   shareholders   who  were
shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Funds")  on  March 1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

     - Class A Contingent Deferred Sales Charge.  Certain shareholders of a Fund and the other Former  Connecticut  Mutual Funds are entitled to continue to make additional  purchases  of Class A shares  at net asset  value  without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

Those shareholders who are eligible for the prior Class A CDSC are:
     (1)  persons  whose  purchases of Class A shares of a Fund and other Former
          Connecticut  Mutual Funds were $500,000  prior to March 18, 1996, as a result  of  direct  purchases  or  purchases  pursuant  to the  Fund's policies on Combined  Purchases or Rights of  Accumulation,  who still hold  those  shares in that Fund or other  Former  Connecticut  Mutual
          Funds, and
     (2)  persons  whose  intended  purchases  under a  Statement  of  Intention entered  into  prior to  March  18,  1996,  with  the  former  general distributor of the Former  Connecticut Mutual Funds to purchase shares valued at  $500,000  or more over a  13-month  period  entitled  those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     - Class A Sales Charge Waivers.  Additional Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     (1)  any purchaser,  provided the total initial amount invested in the Fund or any one or more of the  Former  Connecticut  Mutual  Funds  totaled
          $500,000 or more, including  investments made pursuant to the Combined
          Purchases,  Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment is still held in one or more of the Former  Connecticut Mutual Funds or a
          Fund into which such Fund merged;
     (2)  any participant in a qualified  plan,  provided that the total initial amount  invested  by the  plan  in the  Fund or any one or more of the
          Former Connecticut Mutual Funds totaled $500,000 or more;
     (3)  Directors  of the  Fund or any one or more of the  Former  Connecticut
          Mutual Funds and members of their immediate families;
     (4)  employee  benefit  plans  sponsored by  Connecticut  Mutual  Financial
          Services,  L.L.C.  ("CMFS"),  the  prior  distributor  of  the  Former
          Connecticut Mutual Funds, and its affiliated companies;
     (5)  one or more members of a group of at least 1,000  persons (and persons who are  retirees  from  such  group)  engaged  in a common  business, profession,  civic or charitable  endeavor or other activity,  and the spouses and minor  dependent  children of such persons,  pursuant to a marketing program between CMFS and such group; and
     (6)  an  institution  acting as a fiduciary on behalf of an  individual  or individuals,  if such  institution  was  directly  compensated  by the individual(s)  for recommending the purchase of the shares of the Fund or any one or more of the Former  Connecticut  Mutual Funds,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers  set forth in the  Prospectus  and in this  Appendix, above,  the contingent  deferred sales charge will be waived for  redemptions of
Class A and Class B shares of a Fund and  exchanges of Class A or Class B shares of a Fund into  Class A or Class B shares of a Former  Connecticut  Mutual  Fund provided  that  the  Class A or Class B shares  of the  Fund to be  redeemed  or exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were  acquired by exchange from an  Oppenheimer  fund that was a Former  Connecticut  Mutual Fund.
Additionally,  the shares of such Former  Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     (1)  by the estate of a deceased shareholder;

     (2)  upon the disability of a shareholder,  as defined in Section  72(m)(7)
          of the Internal Revenue Code;

     (3)  for   retirement   distributions   (or  loans)  to   participants   or
          beneficiaries from retirement plans qualified under Sections 401(a) or
          403(b)(7)of  the  Code,  or from  IRAs,  deferred  compensation  plans created  under  Section  457 of the Code,  or other  employee  benefit plans;

     (4)  as tax-free  returns of excess  contributions  to such  retirement  or employee benefit plans;

     (5)  in whole or in part,  in  connection  with  shares  sold to any state, county, or city, or any  instrumentality,  department,  authority,  or agency thereof,  that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     (6)  in  connection  with the  redemption  of  shares  of the Fund due to a combination  with  another  investment  company by virtue of a merger, acquisition or similar reorganization transaction;

     (7)  in  connection  with the  Fund's  right  to  involuntarily  redeem  or liquidate the Fund;

     (8)  in connection with automatic redemptions of Class A shares and Class B shares in certain  retirement  plan accounts  pursuant to an Automatic
          Withdrawal  Plan but limited to no more than 12% of the original value annually; or

     (9)  as  involuntary  redemptions  of shares by  operation of law, or under procedures set forth in the Fund's  Articles of  Incorporation,  or as adopted by the Board of Directors of the Fund.

VI.  Special  Reduced Sales Charge for Former  Shareholders  of Advance  America
Funds, Inc.

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer  U.S.  Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired   (and  still  hold)   shares  of  those  funds  as  a  result  of  the
reorganization  of series of Advance America Funds,  Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales  Charge  Waivers  on  Purchases  of  Class M Shares  of  Oppenheimer
Convertible Securities Fund

Oppenheimer  Convertible  Securities  Fund  (referred  to as the  "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Fund's  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     -    the Manager and its affiliates,
     -    present or former  officers,  directors,  trustees and employees  (and their  "immediate  families"  as defined in the  Fund's  Statement  of
          Additional  Information)  of the Fund, the Manager and its affiliates, and  retirement  plans  established  by them or the  prior  investment advisor of the Fund for their employees,
     -    registered  management  investment  companies or separate  accounts of insurance  companies  that  had an  agreement  with the  Fund's  prior investment advisor or distributor for that purpose,
     -    dealers or brokers that have a sales  agreement with the  Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
     -    employees  and  registered  representatives  (and  their  spouses)  of dealers or brokers  described  in the  preceding  section or financial institutions  that have  entered  into sales  arrangements  with those
          dealers  or  brokers  (and  whose   identity  is  made  known  to  the
          Distributor)  or with  the  Distributor,  but  only  if the  purchaser certifies  to the  Distributor  at  the  time  of  purchase  that  the purchaser meets these qualifications,
     -    dealers,  brokers, or registered  investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
          Fund specifically  providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers,  brokers or  registered  investment  advisors  that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Main(R) Street Small Cap Fund

Internet Web Site:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street, Suite 3600
         Denver, Colorado 80202-3942

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202
890
PX847.Revised.7.2001

1  Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund or
Panorama Series Fund, Inc. Mr. Fossel and Mr. Bowen are not  Trustees of Centennial New York Tax Exempt Trust or Managing General
Partners of Centennial America Fund, L.P. Messrs. Armstrong and Cameron are not Trustees, Directors or Managing General Partners of
any of the Centennial Funds, Oppenheimer Cash Reserves, Oppenheimer Champion Income Fund or Oppenheimer Main Street Funds, Inc. Mr.
Cameron is not a Trustee or Director of Oppenheimer High Yield Fund, Oppenheimer Integrity Funds, Oppenheimer Limited-Term Government
Fund, Oppenheimer Municipal Fund, Oppenheimer Strategic Income Fund or Panorama Series Fund, Inc.
2  In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional
Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group  Retirement  Plan" means any  qualified or  non-qualified  retirement  plan for  employees of a  corporation  or sole proprietorship,  members and employees of a partnership or association  or other  organized  group of persons (the members of which may include other groups),  if the group has made special  arrangements with the Distributor and all members of the group  participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer  fund or funds through a single  investment  dealer, broker or other  financial  institution  designated by the group.  Such plans include 457 plans,  SEP-IRAs,  SARSEPs,  SIMPLE plans and
403(b) plans other than plans for public school employees.  The term "Group Retirement Plan" also includes  qualified  retirement plans and  non-qualified  deferred  compensation  plans  and IRAs  that  purchase  shares of an  Oppenheimer  fund or funds  through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.

4 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
5 This provision does not apply to IRAs.
6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
7 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
8 This provision does not apply to IRAs.
9 This provision does not apply to loans from 403(b)(7) custodial plans.
10 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.